                              ---------------------
                              STATE STREET RESEARCH
                              ---------------------
                                HIGH INCOME FUND
                              ---------------------

                              SEMIANNUAL REPORT

                              September 30, 1998


                              ---------------------
                                  WHAT'S INSIDE
                              ---------------------

                              INVESTMENT UPDATE

                              About the Fund,
                              economy and markets

                              FUND INFORMATION

                              Facts and figures

                              PLUS, COMPLETE PORTFOLIO HOLDINGS
                              AND FINANCIAL STATEMENTS


-------------------

   [DALBAR LOGO]

-------------------

  For Excellence
        in                                        STATE STREET RESEARCH FUNDS
Shareholder Service

STATE STREET RESEARCH HIGH INCOME FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------


INVESTMENT ENVIRONMENT
THE ECONOMY
o The economy continued strong during the first half of 1998. Personal income rose, and unemployment remained at a low 4.5%. Inflation remained in check at 1.6%.

o The third quarter saw U.S. consumer and capital spending still satisfactory, but increasingly at risk. Consumers were exposed to stock market volatility, the savings rate was zero, and job growth was slowing. Capital spending was vulnerable to earnings deterioration, falling operating rates, and a possible credit crunch.

o The Federal Reserve Board lowered interest rates by one-quarter percent late in September.

THE MARKETS
o The Fed's interest rate cut came on the heels of a volatile second quarter. Stocks hit a high of 9337.97 in mid-July, then plunged nearly 1500 points to close the quarter at 7842.62. The S&P 500 fell -6.93%.(1)

o The bond market produced mixed results. High quality U.S. Treasury bonds were strong performers as the yield on the benchmark 30-year Treasury fell below 5.0% during the period. In contrast, high-yield bonds sold off, driven by fears of an economic slowdown.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended September 30, 1998, State Street Research High Income Fund Class A shares lost -7.23% (does not reflect sales charge).(2) That loss was slightly more than the Lipper High Income Average, which fell -6.84% and more than the First Boston High Yield Index, which lost -4.96%.

o We increased our investment in BB-rated bonds, which fared better than lower-quality B-rated bonds.


CURRENT STRATEGY
o The Fund is positioned defensively against the possibility of a weaker economy. The weightings in BB-rated bonds and in cash are relatively high for the Fund.

o We believe that the recent sell-off in the high yield market has been driven somewhat by investor psychology and reflects fear of an economic slowdown and deterioration in global economies. That outlook has brought high yield bonds down to a historically low level.

o We believe that interest rates could come down even further and that, if the economy stabilizes or gets stronger, the potential for improvement from the current low valuations in the high-yield bond sector is significant.

September 30, 1998

(1) The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The First Boston High Yield Index is a commonly used measure of high- yield bond performance. The indices do not take transaction charges into consideration. It is not possible to invest directly in the indices.

(2) -7.47% for Class B shares; -7.46% for Class C shares; -7.00% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. Performance reflects a maximum 4.5% Class A share front-end sales charge, or 5% Class B share or 1% Class C share contingent deferred sales charge, where applicable.

(4) Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

(5) The fund's returns include performance before the creation of share classes. If this performance reflected the share classes' current 12b-1 fees, the fund's returns may have been lower.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended September 30, 1998)
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(at maximum applicable sales charge)(3)(4)(5)
------------------------------------------------------------------------
                           10 YEARS          5 YEARS           1 YEAR
------------------------------------------------------------------------
Class A                       +9.14%           +7.80%           -5.35%
------------------------------------------------------------------------
Class B                       +9.18%           +7.69%           -6.08%
------------------------------------------------------------------------
Class C                       +9.19%           +7.94%           -2.51%
------------------------------------------------------------------------
Class S                       +9.76%           +9.04%           -0.63%
------------------------------------------------------------------------

ASSET ALLOCATION*
(by percentage of net assets)

               B                                  55%
               BB                                 15%
               CASH                                9%
               COMMON STOCKS                       7%
               CONVERTIBLES                        7%
               CCC                                 4%
               PREFERRED STOCKS                    2%
               BBB                                 1%

Quality ratings based on those provided by Standard & Poor's Corp. and/or equivalent ratings by Moody's Investors Service, Inc.

* 6% of the above bonds were unrated and included among relevant rating categories as determined by the Fund's manager.

5 LARGEST INDUSTRY BOND POSITIONS
(by percentage of net assets)

               TECHNOLOGY & COMMUNICATIONS        16.8%
               CONSUMER GOODS                     13.2%
               MEDIA                               9.0%
               CAPITAL GOODS/EQUIPMENT             4.0%
               CONGLOMERATE                        4.0%

Total 47.0%

STATE STREET RESEARCH HIGH INCOME FUND

-----------------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
September 30, 1998 (Unaudited)
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                     PRINCIPAL       MATURITY          VALUE
                                                                       AMOUNT          DATE           (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
BONDS 75.6%
AEROSPACE/DEFENSE 0.6%
American Pacific Corp. Sr. Note, 9.25% .....................        $ 6,750,000      3/01/2005     $    6,615,000
                                                                                                   --------------
AIRLINES 0.3%
Kitty Hawk Inc. Sr. Sec. Note, 9.95% .......................          3,250,000     11/15/2004          3,250,000
                                                                                                   --------------
AUTOMOTIVE PARTS 0.3%
J.H. Heafner Inc. Sr. Note, 10.00%+ ........................          3,500,000      5/15/2008          3,255,000
                                                                                                   --------------
CABLE TELEVISION 0.9%
American Telecasting Inc. Sr. Note, 0.00% to 6/14/99, 14.50%
  from 6/15/99 to maturity .................................         17,785,372      6/15/2004          4,268,489
American Telecasting Inc. Sr. Note Series B, 0.00%
  to 8/14/2000, 14.50% from 8/15/2000 to maturity ..........          2,265,000      8/15/2005            498,300
Falcon Holding Group LP Series B Sr. Deb., 8.375%+ .........          4,600,000      4/15/2010          4,554,000
                                                                                                   --------------
                                                                                                        9,320,789
                                                                                                   --------------
CAPITAL GOODS/EQUIPMENT 4.0%
Alvey Systems Inc. Sr. Sub. Note, 11.375% ..................          5,625,000      1/31/2003          5,835,938
Ametek Inc. Sr. Note, 7.20%+ ...............................          7,300,000      7/15/2008          7,501,626
Ball Corp. Sr. Note, 7.75%+ ................................          3,000,000      8/01/2006          3,090,000
Ball Corp. Sr. Sub. Note, 8.25%+ ...........................          9,150,000      8/01/2008          9,401,625
Columbus McKinnon Corp. Sr. Sub. Note, 8.50% ...............          3,000,000      4/01/2008          2,655,000
Elgin National Industries Inc. Sr. Note Series B, 11.00% ...          2,700,000     11/01/2007          2,794,500
International Knife & Saw Inc. Sr. Sub. Note, 11.375% ......          3,650,000     11/15/2006          3,750,375
Tokheim Corp. Sr. Sub. Note Series B, 11.50% ...............          5,906,000      8/01/2006          6,673,780
                                                                                                   --------------
                                                                                                       41,702,844
                                                                                                   --------------
CONGLOMERATE 4.0%
International Utility Structures Sr. Sub. Note, 10.75%+ ....          2,750,000      2/01/2008          2,447,500
J.B. Poindexter Inc. Sr. Note, 12.50% ......................         12,150,000      5/15/2004         11,421,000
KTI Inc. Exch. Note, 8.75% .................................            250,000      8/15/2004            403,125
Owens-Illinois Inc. Sr. Deb., 7.50% ........................         19,750,000      5/15/2010         21,071,670
Simonds Industries Inc. Sr. Sub. Note, 10.25%+ .............          5,700,000      7/01/2008          5,614,500
                                                                                                   --------------
                                                                                                       40,957,795
                                                                                                   --------------
CONSUMER GOODS & SERVICES 13.2%
Drypers Corp. Series B Sr. Note, 10.25% ....................          5,850,000      6/15/2007          5,382,000
Empire Gas Corp. Sr. Sec. Note, 7.00% to 7/14/99,
  12.875% from 7/15/99 to maturity .........................         16,730,000      7/15/2004         12,882,100
Envirosource Inc. Note, 9.75% ..............................         19,000,000      6/15/2003         18,050,000
Envirosource Inc. Sr. Note Series B, 9.75% .................          3,250,000      6/15/2003          2,957,500
Henry Co. Sr. Note, 10.00%+ ................................          5,350,000      4/15/2008          5,082,500
Intertek Finance PLC Series B Sr. Sub. Note, 10.25% ........         17,900,000     11/01/2006         16,468,000
Krystal Co. Sr. Note, 10.25% ...............................          4,250,000     10/01/2007          4,228,750
Norcal Waste Systems Inc. Sr. Note Series B, 13.50% ........          7,940,000     11/15/2005          9,131,000
North Atlantic Trading Inc. Sr. Note, 11.00% ...............         12,500,000      6/15/2004         11,812,500
Pagemart Nationwide Inc. Sr. Exch. Note, 0.00% to
  1/31/2000, 15.00% from 2/1/2000 to maturity ..............         25,275,000      2/01/2005         22,368,375
Purina Mills Inc. Sr. Sub. Note, 9.00% .....................          2,500,000      3/15/2010          2,450,000
Real Time Data Inc. Sub. Note, 0.00% to 8/14/2001,
  13.50% from 8/15/2001 to maturity+ .......................         25,500,000      8/15/2006         12,367,500
Rose Hills Co. Sr. Sub. Note, 9.50% ........................          5,250,000     11/15/2004          4,987,500
Shop Vac Corp. Sr. Sec. Note, 10.625% ......................          7,500,000      9/01/2003          7,950,000
                                                                                                   --------------
                                                                                                      136,117,725
                                                                                                   --------------
COSMETICS 0.8%
French Fragrances Inc. Sr. Note Series B, 10.375% ..........          8,250,000      5/15/2007          8,497,500
                                                                                                   --------------
ENTERTAINMENT/LEISURE 0.8%
SFX Entertainment Inc. Sr. Note Series B, 9.125% ...........          8,500,000      2/01/2008          7,905,000
                                                                                                   --------------
ELECTRIC UTILITY 0.1%
Niagara Mohawk Power Corp. Sr. Note Series G, 7.75% ........            500,000     10/01/2008            533,295
                                                                                                   --------------
FOOD & BEVERAGE 2.3%
Archibald Candy Corp. Sr. Sec. Note, 10.25% ................         12,600,000      7/01/2004         12,694,500
Aurora Foods Inc. Sr. Sub. Note, 8.75% .....................          1,250,000      7/01/2008          1,287,500
NE Restaurant Company, Inc. Sr. Note, 10.75%+ ..............          4,950,000      7/15/2008          4,727,250
Silgan Holdings Inc. Sub. Deb., 13.25% .....................          1,123,000      7/15/2006          1,235,300
Tom's Foods Inc. Sr. Sec. Note, 10.50% .....................          4,500,000     11/01/2004          4,185,000
                                                                                                   --------------
                                                                                                       24,129,550
                                                                                                   --------------
GAMING & LODGING 0.6%
Ameristar Casinos Inc. Sr. Sub. Note, 10.50% ...............          6,750,000      8/01/2004          6,446,250
                                                                                                   --------------
GROCERY 0.3%
Pathmark Stores Inc. Sub. Deb., 12.625% ....................          3,250,000      6/15/2002          3,087,500
Safeway Inc. Lease Certificate, 13.50% .....................             90,123      1/15/2009            109,950
Victory Markets Inc. Sub. Deb., 12.50%[ ] ..................            925,000      3/15/2000             46,250
                                                                                                   --------------
                                                                                                        3,243,700
                                                                                                   --------------
HOSPITAL/HEALTH CARE 3.4%
Dade International Inc. Sr. Sub. Note, 11.125% .............          4,000,000      5/01/2006          4,300,000
Quest Diagnostics Inc. Sr. Sub. Note, 10.75% ...............          8,500,000     12/15/2006          9,095,000
Tenet Healthcare Corp. Sr. Note, 7.625%+ ...................          6,000,000      6/01/2008          6,060,000
Tenet Healthcare Corp. Sr. Note, 8.00% .....................          8,000,000      1/15/2005          8,120,000
Unilab Corp. Sr. Note, 11.00% ..............................          7,400,000      4/01/2006          7,622,000
                                                                                                   --------------
                                                                                                       35,197,000
                                                                                                   --------------
HOTEL & RESTAURANT 0.1%
Extended Stay America Inc. Sr. Sub. Note, 9.15% ............            750,000      3/15/2008            690,000
                                                                                                   --------------
MEDIA 9.0%
Advanstar Commerce Inc. Sr. Note, 9.25%+ ...................          7,400,000      5/01/2008          7,178,000
Allbritton Communications Co. Sr. Sub. Deb., 9.75% .........          6,795,000     11/30/2007          6,964,875
American Lawer Media Holdings Inc. Sr. Note Series
  B, 12.25% ................................................          2,650,000     12/15/2008          1,590,000
American Lawyer Media Inc. Sr. Sub. Note Series B, 9.75% ...          9,350,000     12/15/2007          9,350,000
Benedek Broadcasting Corp. Sr. Note, 11.875% ...............          6,250,000      3/01/2005          6,687,500
Benedek Communications Corp. Sr. Sub. Note, 0.00%
  to 5/14/2001, 13.25% from 5/15/2001 to maturity ..........         16,500,000      5/15/2006         12,210,000
Capstar Broadcasting Corp. Sr. Note, 0.00% to 1/31/2002,
  12.75% from 2/1/2002 to maturity .........................         15,750,000      2/01/2009         11,891,250
CBS Radio Corp. Sub. Note, 11.375% .........................          1,316,000      1/15/2009          1,510,110
CD Radio Inc. Sr. Note, 0.00% to
  11/30/2002, 15.00% from 12/1/2002 to maturity ............            750,000     12/01/2007            307,500
Intermedia Capital Partners LP Sr. Note, 11.25% ............          6,250,000      8/01/2006          6,750,000
K-III Communications Corp. Sr. Note, 8.50% .................            950,000      2/01/2006            959,500
Outdoor Systems Inc. Sr. Sub. Note, 9.375% .................            900,000     10/15/2006            938,250
Primedia Inc. Sr. Note, 7.625% .............................          8,250,000      4/01/2008          8,002,500
R.H. Donnelley Inc. Sr. Sub. Note, 9.125%+ .................          3,000,000      6/01/2008          3,048,750
Spanish Broadcasting Systems Inc. Sr. Note, 12.50% .........         13,250,000      6/15/2002         14,442,500
Transwestern Holdings LP Sr. Note Series B, 0.00%
  to 11/14/2002, 11.875% from 11/15/2002 to maturity .......          1,700,000     11/15/2008          1,062,500
                                                                                                   --------------
                                                                                                       92,893,235
                                                                                                   --------------
METALS/MINING/STEEL 2.2%
Crown Resources Corp. Cv. Sub. Deb., 5.75% .................            860,000      8/27/2001            662,200
Great Central Mines Ltd. Sr. Note, 8.875% ..................          8,750,000      4/01/2008          8,268,750
Johnstown America Industries Inc. Sr. Sub. Note, 11.75% ....          5,250,000      8/15/2005          5,407,500
Kaiser Aluminum & Chemical Corp. Sr. Sub. Note, 12.75% .....          2,500,000      2/01/2003          2,425,000
P&L Coal Holdings Corp. Sr. Note, 8.875%+ ..................          5,650,000      5/15/2008          5,727,688
                                                                                                   --------------
                                                                                                       22,491,138
                                                                                                   --------------
OIL & GAS 1.8%
Frontier Corp. Sr. Note, 9.125% ............................         10,050,000      2/15/2006          9,145,500
Moran Energy Inc. Cv. Deb., 8.75% ..........................          2,420,000      1/15/2008          2,335,300
Ocean Energy Inc. Sr. Note, 7.625%+ ........................          3,250,000      7/01/2005          3,201,250
Ocean Energy Inc. Sr. Sub. Note, 8.375%+ ...................          4,250,000      7/01/2008          4,058,750
                                                                                                   --------------
                                                                                                       18,740,800
                                                                                                   --------------
OIL SERVICE 3.5%
GNI Group Inc. Sr. Note, 10.875%+ ..........................          6,000,000      7/15/2005          5,970,000
Newpark Resources Inc. Sr. Sub. Note Series B, 8.625% ......          4,300,000     12/15/2007          4,085,000
Pool Energy Services Co. Sr. Sub. Note, 8.625% .............          7,050,000      4/01/2008          6,168,750
Transamerican Energy Corp. Sr. Sec. Note Series B,
  0.00% to 6/14/2000, 13.00% from 6/15/2000 to maturity ....         21,750,000      6/15/2002         10,440,000
Transamerican Energy Corp. Sr. Sec. Note Series B, 11.50% ..         17,500,000      6/15/2002          9,625,000
                                                                                                   --------------
                                                                                                       36,288,750
                                                                                                   --------------
PAPER PRODUCTS 1.3%
Buckeye Technologies Inc. Sr. Sub. Note, 8.00% .............          6,000,000     10/15/2010          5,730,000
Crown Packaging Enterprise Ltd. Sr. Sec. Note,
  0.00% to 7/31/2003, 14.00% from 8/1/2003 to maturity .....          9,000,000      8/01/2006            450,000
General Binding Corp. Sr. Note, 9.375% .....................          7,700,000      6/01/2008          7,661,500
                                                                                                   --------------
                                                                                                       13,841,500
                                                                                                   --------------
PLASTICS 2.0%
Packaging Resources Inc. Sr. Sec. Note, 11.625% ............         12,250,000      5/01/2003         12,005,000
Tekni-Plex Inc. Series B Sr. Sub. Note, 11.25% .............          8,750,000      4/01/2007          9,143,750
                                                                                                   --------------
                                                                                                       21,148,750
                                                                                                   --------------
RETAIL TRADE 1.6%
J. Crew Group Inc. Sr. Deb., 0.00% to 10/14/2002,
  13.125% from 10/15/2002 to maturity ......................         11,150,000     10/15/2008          4,348,500
J. Crew Operating Corp. Sr. Sub. Note, 10.375% .............          7,000,000     10/15/2007          5,250,000
Loehmanns Inc. Sr. Note, 11.875% ...........................          7,442,000      5/15/2003          6,772,220
                                                                                                   --------------
                                                                                                       16,370,720
                                                                                                   --------------
SHIPPING/TRANSPORTATION 3.8%
Cenargo International Ltd. Note, 9.75%+ ....................          6,250,000      6/15/2008          5,062,500
First Wave Marine Inc. Sr. Note, 11.00% ....................          3,250,000      2/01/2008          3,087,500
Golden Ocean Group Ltd. Sr. Note, 10.00% ...................         13,000,000      8/31/2001          6,045,000
International Shipholding Corp. Sr. Note, 9.00% ............          4,500,000      7/01/2003          4,573,125
International Shipholding Corp. Sr. Note Series B, 7.75% ...          7,150,000     10/15/2007          6,506,500
Pegasus Shipping Hellas Ltd. Pfd. Note Series A, 11.875% ...          3,500,000     11/15/2004          3,360,000
Sea Containers Ltd. Sr. Note Series B, 7.875% ..............          5,900,000      2/15/2008          5,575,500
Stena AB Sr. Note, 8.75% ...................................          5,250,000      6/15/2007          4,908,750
                                                                                                   --------------
                                                                                                       39,118,875
                                                                                                   --------------
TECHNOLOGY/COMMUNICATIONS 16.8%
Advanced Radio Telecom Corp. Sr. Note, 14.00% ..............          2,200,000      2/15/2007          1,650,000
American Business Information, Inc. Note, 9.50%+ ...........          1,750,000      6/15/2008          1,557,500
Argo-Tech Corp. Sr. Sub. Note, 8.625% ......................          3,000,000     10/01/2007          2,835,000
Celcaribe SA Sr. Sec. Note, 13.50% .........................          5,810,000      3/15/2004          5,519,500
Cellnet Data Systems Inc. Sr. Note Series B, 0.00%
  to 9/30/2002, 14.00% from 10/1/2002 to maturity ..........         13,500,000     10/01/2007          4,725,000
Concentric Network Corp. Sr. Note, 12.75% ..................          1,500,000     12/15/2007          1,395,000
Dobson Wireline Co. Sr. Note, 12.25%+ ......................          1,500,000      6/15/2008          1,320,000
E. Spire Communications Inc. Sr. Note, 0.00% to 3/
  31/2001, 12.75% from 4/1/2001 to maturity ................          3,850,000      4/01/2006          2,839,375
Econophone Inc. Sr. Note, 0.00% to
  2/14/2003, 11.00% from 2/15/2003 to maturity .............         13,700,000      2/15/2008          6,850,000
Econophone Inc. Sr. Note, 13.50% ...........................         15,250,000      7/15/2007         15,860,000
Elgar Holdings Inc. Sr. Sub. Note, 9.875% ..................          4,250,000      2/01/2008          3,570,000
ICG Holdings Inc. Sr. Note, 0.00% to
  9/14/2000, 13.50% from 9/15/2000 to maturity .............          7,600,000      9/15/2005          5,928,000
Ionica PLC Sr. Note, 13.50% ................................         10,250,000      8/15/2006          3,075,000
Microcell Telecommunications, Inc. Sr. Note Series
  B, 0.00% to 10/14/2002, 11.125% from 10/15/2002 to maturity        24,200,000     10/15/2007          8,566,652
Mobilemedia Communications Inc. Sr. Sub. Note,
  0.00% to 11/30/98, 10.50% from 12/1/98 to maturity .......         20,040,000     12/01/2003          3,406,800
Mobilemedia Communications Inc. Sr. Sub. Note, 9.375%[ ] ...          5,000,000     11/01/2007            900,000
Orion Network Systems Inc. Sr. Note, 11.25% ................         11,000,000      1/15/2007         10,450,000
Pagemart Wireless Inc. Sr. Sub. Note, 0.00% to 1/
  31/2003, 11.25% from 2/1/2003 to maturity ................          4,500,000      2/01/2008          2,430,000
Paging Network Do Brasil SA Sr. Note, 13.50% ...............            750,000      6/06/2005            322,500
Phase Metrics Inc. Sr. Note, 10.75%+ .......................         12,000,000      2/01/2005          8,700,000
Primus Telecommunications Group Sr. Note, 11.75% ...........          6,550,000      8/01/2004          6,288,000
Protection One Alarm Inc. Sr. Sub. Note, 0.00% to
  6/29/98, 13.625% from 6/30/98 to maturity ................          4,400,000      6/30/2005          4,939,000
RSL Communications Ltd. Sr. Note, 12.25% ...................         13,664,000     11/15/2006         14,142,240
Sitel Corp. Sr. Sub. Note, 9.25%+ ..........................          5,750,000      3/15/2006          5,347,500
Startec Global Communications Corp. Sr. Note, 12.00%+ ......          8,500,000      5/15/2008          7,352,500
Telecommunications Techniques Co. Sr. Sub. Note, 9.75%+ ....          2,250,000      5/15/2008          2,047,500
Time Warner Telecom LLC Sr. Note, 9.75% ....................          2,500,000      7/15/2008          2,500,000
Transwestern Publishing Co. LP Sr. Sub. Note, 9.625% .......          1,750,000     11/15/2007          1,785,000
U.S.A. Mobile Communications Inc. Sr. Note, 9.50% ..........          6,750,000      2/01/2004          6,007,500
Viatel Inc. Sr. Note, 0.00% to
  4/14/2003, 12.50% from 4/15/2003 to maturity+ ............         10,350,000      4/15/2008          5,071,500
Viatel Inc. Sr. Note, 11.25%+ ..............................          8,350,000      4/15/2008          7,598,500
Winstar Communications Inc. Sr. Sub. Cv. Note,
  0.00% to 10/14/2000, 14.00% from 10/15/2000 to maturity+ .          6,525,000     10/15/2005          6,655,500
Winstar Equipment Corp. Sr. Sec. Exch. Note, 12.50% ........          8,850,000      3/15/2004          8,053,500
Wireless One Inc. Sr. Note, 0.00% to 7/31/2001,
  13.50% from 8/1/2001 to maturity .........................         26,750,000      8/01/2006          2,541,250
Wireless One Inc. Sr. Note, 13.00% .........................         10,600,000     10/15/2003          1,643,000
                                                                                                   --------------
                                                                                                      173,872,817
                                                                                                   --------------
TEXTILE & APPAREL 1.9%
Cluett American Corp. Sr. Sub. Note, 10.125%+ ..............          1,950,000      5/15/2008          1,774,500
Westpoint Stevens Inc. Sr. Note, 7.875%+ ...................         18,000,000      6/15/2008         18,270,000
                                                                                                   --------------
                                                                                                       20,044,500
                                                                                                   --------------
Total Bonds (Cost $892,889,970) ..............................................................        782,672,533
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------

                                                                                        SHARES
-----------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS 9.0%
BANK 0.2%
RB Asset Inc. Pfd. Series A* .................................................         110,000          2,048,200
                                                                                                   --------------
CONGLOMERATE 0.0%
International Utility Structures Inc. Exch. Pfd.# ............................             114             10,323
                                                                                                   --------------
CONSUMER GOODS & SERVICES 0.4%
North Atlantic Trading Inc. Sr. Pfd.# ........................................         184,565          4,244,995
                                                                                                   --------------
ELECTRONIC COMPONENTS 0.5%
Nextel Communications Inc. Series D Exch. Pfd.# ..............................           4,688          4,781,770
                                                                                                   --------------
FOREST PRODUCT 0.1%
Equitable Bag Inc. Series A Pfd.* ............................................         134,760          1,617,120
                                                                                                   --------------
HOTEL & RESTAURANT 0.6%
Ameriking Inc. Sr. Exch. Pfd.# ...............................................         238,754          5,968,855
                                                                                                   --------------
MEDIA 3.1%
Granite Broadcasting Corp. Cv. Exch. Pfd. ....................................         114,700          3,813,775
Granite Broadcasting Corp. Exch. Pfd.# .......................................          13,727         14,138,429
Primedia Inc. Series D Exch. Pfd. ............................................          80,000          7,800,000
Primedia Inc. Series F Exch. Pfd. ............................................          64,500          6,192,000
                                                                                                   --------------
                                                                                                       31,944,204
                                                                                                   --------------
OIL 0.9%
Clark U.S.A. Inc. Sr. Exch. Pfd.# ............................................           9,754          8,095,820
Tesoro Petroleum Corp. PIES * ................................................          63,800            909,150
                                                                                                   --------------
                                                                                                        9,004,970
                                                                                                   --------------
PERSONAL CARE 0.0%
Renaissance Cosmetics Inc. Series C Sr. Pfd.* ................................           1,275              1,275
                                                                                                   --------------
RETAIL TRADE 1.0%
Supermarkets General Holdings Corp. Exch. Pfd.# ..............................         344,540         10,680,740
                                                                                                   --------------
TECHNOLOGY/COMMUNICATIONS 0.9%
ICG Holdings Inc. Exch. Pfd.# ................................................           9,317          8,944,320
Viatel Inc. Series A Pfd.+ ...................................................           9,350            654,492
                                                                                                   --------------
                                                                                                        9,598,812
                                                                                                   --------------
TEXTILE & APPAREL 1.0%
Cluett American Corp. Sr. Exch. Pfd.+ ........................................         117,500         10,810,000
                                                                                                   --------------
TOBACCO 0.3%
DECS Trust Exch. Pfd.* .......................................................         231,500          2,763,531
                                                                                                   --------------
Total Preferred Stocks (Cost $106,303,942) ...................................                         93,474,795
                                                                                                   --------------
COMMON STOCKS & OTHER 6.6%
Advanced Radio Telecom Corp. Wts.* ...........................................          52,500            287,700
American Telecasting Inc. Wts.* ..............................................          41,130             41,130
Ameriking Inc. Com.*+ ........................................................           4,775            191,000
Anacomp Inc. Com.* ...........................................................         873,507         11,464,779
Anacomp Inc. Wts.* ...........................................................          25,940            147,534
Bar Technologies Inc. Wts.*+ .................................................           4,250            233,750
Belle Casinos Inc. Wts.*+ ....................................................           1,400                 14
Boomtown Inc. Wts.*+ .........................................................           7,250                  7
Celcaribe SA Trust Certificates *+ ...........................................         944,706          2,597,942
Cellnet Data Systems Inc. Wts.*+ .............................................           1,500             32,250
Central Rents Inc. Com.*+ ....................................................           5,250            157,500
Chatwins Group Inc. Wts.*+ ...................................................           7,000              7,000
CHC Helicopter Corp Cl. A Com.* ..............................................          46,000            109,250
CHI Energy Inc. Cl. C Wts.* ..................................................           3,279                 33
Clearnet Communications Inc. Wts.* ...........................................          78,705            327,177
Concentric Network Corp. Wts.*+ ..............................................           1,500            135,000
County Seat Holdings Inc. Wts.*(+) ...........................................           2,000                 20
Crown Packaging Enterprises Ltd. Com.*+ ......................................       1,170,000             11,700
Crown Packaging Holdings Ltd. Wts.*+ .........................................          20,750             10,375
Dr Pepper Bottling Holdings Inc. Cl. A Com.* .................................          50,000          1,400,000
E. Spire Communications Inc. Wts.*+ ..........................................           9,500            807,500
Econophone Inc. Wts.*+ .......................................................          14,750            221,250
Empire Gas Corp. Wts.*(+) ....................................................           2,760              2,760
Equitable Bag Inc. Com.* .....................................................       1,347,600            539,040
Fitzgeralds South Inc. Wts.*(+) ..............................................           3,750                375
Fred Meyer Inc. Com.* ........................................................         197,230          7,667,316
Golden Ocean Group Ltd. Com.*+ ...............................................           5,500             24,750
Goldriver Finance Corp. Liquidation Trust Units*(+) ..........................       5,250,000             65,468
Goldriver Hotel & Casino Corp. Cl. B Com.*(+) ................................          52,500                656
Heartland Wireless Communications, Inc. Wts.*(+) .............................          37,500                375
Hollinger International, Inc. Cl. A Com.* ....................................       1,918,000         27,571,250
ICF Kaiser International Inc. Wts. * .........................................          49,200                492
Indspec Chemical Corp. Wts.*(+)@ .............................................             506          1,128,916
Insight Communications L.P. Unit*(+) .........................................         105,500            105,500
Intelcom Group, Inc. Wts.*(+) ................................................          21,450            278,850
Intermedia Communications Inc. Wts.* .........................................           1,500            155,685
International Utility Structures Inc. Unit+ ..................................           1,750          1,592,500
Ionica PLC Wts.*+ ............................................................           9,500              9,500
Jewel Recovery L.P. Units*(+) ................................................          82,595                826
Ladish Inc. Com.*(+) .........................................................          86,667            763,750
Ladish Inc. Wts.*(+) .........................................................         150,946          1,149,075
Loral Orion Network Systems Inc. Wts.* .......................................          14,500            145,000
Motels of America Inc. Com.*+ ................................................           5,500             49,500
Nextel Communications Inc. Cl. A Com.* .......................................          41,442            836,610
Nextel Communications Inc. Wts.* .............................................           1,250                 13
North Atlantic Trading Inc. Wts.*+ ...........................................             160                160
NS Group Inc. Wts.*+ .........................................................          13,250            861,250
Pagemart Inc. Wts.*+ .........................................................          21,850            120,175
Pagemart Nationwide Inc. Com.*+ ..............................................          18,375            140,109
Pegasus Communications Corp. Cl. A Com.*+ ....................................           8,461            134,847
Powertel Inc. Wts.* ..........................................................           8,480             41,340
Primus Telecommunications Group Wts.*+ .......................................           6,500             32,500
Protection One Inc. Wts.*+ ...................................................          10,400             72,800
Renaissance Cosmetics Inc. Wts.*+ ............................................           3,000                 30
RSL Communications Ltd. Wts.*+ ...............................................          13,500          1,336,500
Sabreliner Corp. Wts.*+ ......................................................           1,750             17,500
Seven-Up/RC Bottling Co. of Southern California Com.* ........................         472,500          5,670,000
Town & Country Corp. Cl. A Com.*+ ............................................         195,632             12,227
Waxman Industries Inc. Wts.*+ ................................................         236,000            118,000
Wireless One Inc. Wts.*+ .....................................................         437,500                438
                                                                                                   --------------
Total Common Stocks & Other (Cost $51,407,244) ...............................                         68,828,994
                                                                                                   --------------

SHORT-TERM INVESTMENTS 6.3%
State Street Navigator Securities Lending Prime Portfolio ....................      64,946,049         64,946,049
                                                                                                   --------------
Total Short-Term Investments (Cost $64,946,049) ..............................                         64,946,049
                                                                                                   --------------

-----------------------------------------------------------------------------------------------------------------
                                                                    PRINCIPAL       MATURITY
                                                                      AMOUNT          DATE
-----------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER 7.0%
American Express Credit Corp., 5.38% .......................        $ 2,602,000     10/02/1998          2,602,000
CIT Group Holdings Inc., 5.25% .............................         11,037,000     10/14/1998         11,037,000
Commercial Credit Co., 5.33% ...............................         12,985,000     10/06/1998         12,985,000
Commercial Credit Co., 5.44% ...............................         10,000,000     10/02/1998         10,000,000
Ford Motor Credit Co., 5.36% ...............................         10,276,000     10/09/1998         10,276,000
Ford Motor Credit Co., 5.53% ...............................         11,170,000     10/01/1998         11,170,000
Household Finance Corp., 5.54% .............................         12,733,000     10/05/1998         12,733,000
John Deere Capital Corp., 5.53% ............................          2,005,000     10/02/1998          2,005,000
                                                                                                   --------------
Total Commercial Paper (Cost $72,808,000) ....................................................         72,808,000
                                                                                                   --------------
Total Investments (Cost $1,188,355,205) - 104.5% .............................................      1,082,730,371

Cash and Other Assets, Less Liabilities-(4.5%) ...............................................        (47,077,872)
                                                                                                   --------------
Net Assets - 100.0% ..........................................................................     $1,035,652,499
                                                                                                   ==============

Federal Income Tax Information (Note 1):
At September 30, 1998, the net unrealized depreciation of investments based on cost for
Federal income tax purposes of $1,188,437,692 was as follows:
Aggregate gross unrealized appreciation for all investments in
  which there is an excess of value over tax cost ............................................     $   42,530,929
Aggregate gross unrealized depreciation for all investments in
  which there is an excess of tax cost over value ............................................       (148,238,250)
                                                                                                   --------------
                                                                                                   $ (105,707,321)
                                                                                                   ==============

------------------------------------------------------------------------------------------------------------------

  * Nonincome-producing securities.
  # Payments of income may be made in cash or in the form of additional securities.
[ ] Security is in default.
  @ Security valued under consistently applied procedures established by the Trustees.
(+) Security restricted as to public resale. At September 30, 1998, there were no outstanding unrestricted securities of the same class as those held. The total cost and market value of restricted securities owned at
    September 30, 1998 were $2,853,002 and $3,496,571 (0.34% of net assets), respectively.
  + Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at September 30, 1998 were $193,586,755 and $184,436,005 (17.81% of net assets), respectively.

   Forward currency exchange contracts outstanding at September 30, 1998, are as follows:

                                                                                   UNREALIZED
                                                                     CONTRACT     APPRECIATION  DELIVERY
                                                     TOTAL VALUE       PRICE     (DEPRECIATION)   DATE
------------------------------------------------------------------------------------------------------------
Buy Canadian dollars,
  Sell U.S. dollars                                 4,335,000 CAD   0.65624 CAD    $  (3,180)   10/23/98
Sell Canadian dollars,
  Buy U.S. dollars                                 19,000,000 CAD   0.67249 CAD      322,839    10/23/98
                                                                                    --------
                                                                                    $319,659
                                                                                    ========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HIGH INCOME FUND

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
September 30, 1998 (Unaudited)

ASSETS
Investments, at value (Cost $1,188,355,205) (Note 1) ..........  $1,082,730,371
Cash ..........................................................             554
Interest and dividends receivable .............................      21,648,473
Receivable for securities sold ................................      16,211,510
Receivable for fund shares sold ...............................       1,404,763
Receivable for open forward contracts .........................         322,839
Other assets ..................................................          71,848
                                                                 --------------
                                                                  1,122,390,358
LIABILITIES
Payable for collateral received on securities loaned ..........      64,946,049
Payable for securities purchased ..............................      16,212,491
Dividends payable .............................................       3,338,290
Payable for fund shares redeemed ..............................         652,334
Accrued management fee (Note 2) ...............................         485,011
Accrued distribution and service fees (Note 4) ................         442,979
Accrued transfer agent and shareholder services (Note 2) ......         395,057
Accrued trustees' fees (Note 2) ...............................          18,849
Payable for open forward contracts ............................           3,180
Other accrued expenses ........................................         243,619
                                                                 --------------
                                                                     86,737,859
                                                                 --------------
NET ASSETS ....................................................  $1,035,652,499
                                                                 ==============
Net Assets consist of:
  Undistributed net investment income .........................  $    3,133,548
  Unrealized depreciation of investments ......................    (105,624,834)
  Unrealized appreciation of forward contracts ................         319,659
  Accumulated net realized gain ...............................      27,047,051
  Paid-in capital .............................................   1,110,777,075
                                                                 --------------
                                                                 $1,035,652,499
                                                                 ==============
Net Asset Value and redemption price per share of Class A
  shares ($648,817,739 / 111,681,166 shares) ..................           $5.81
                                                                          =====
Maximum Offering Price per share of Class A shares
  ($5.81 / .955) ..............................................           $6.08
                                                                          =====
Net Asset Value and offering price per share of Class B shares
  ($341,830,797 / 59,146,377 shares)* .........................           $5.78
                                                                          =====
Net Asset Value and offering price per share of Class C shares
  ($37,889,863 / 6,548,481 shares)* ...........................           $5.79
                                                                          =====
Net Asset Value, offering price and redemption price per share
  of Class S shares ($7,114,100 / 1,231,743 shares) ...........           $5.78
                                                                          =====
-------------------------------------------------------------------------------
*Redemption price per share for Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended September 30, 1998 (Unaudited)

INVESTMENT INCOME
Interest (Note 1) ...............................................  $ 50,080,300
Dividends .......................................................     5,458,993
                                                                   ------------
                                                                     55,539,293
EXPENSES
Management fee (Note 2) .........................................     3,469,094
Transfer agent and shareholder services (Note 2) ................       715,070
Service fee-Class A (Note 4) ....................................       885,149
Distribution and service fees-Class B (Note 4) ..................     1,788,193
Distribution and service fees-Class C (Note 4) ..................       191,772
Custodian fee ...................................................       120,413
Reports to shareholders .........................................        52,155
Registration fees ...............................................        44,047
Audit fee .......................................................        24,058
Trustees' fees (Note 2) .........................................        18,849
Legal fees ......................................................        13,207
Miscellaneous ...................................................        10,065
                                                                   ------------
                                                                      7,332,072
                                                                   ------------
Net investment income ...........................................    48,207,221
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  FOREIGN CURRENCY AND FORWARD CONTRACTS
Net realized gain on investments (Notes 1 and 3) ................    26,570,898
Net realized gain on forward contracts and foreign  currency ....       570,597
                                                                   ------------
Total net realized gain .........................................    27,141,495
                                                                   ------------
Net unrealized depreciation of investments ......................  (158,848,762)
Net unrealized appreciation of forward contracts ................       416,231
                                                                   ------------
Total net unrealized depreciation ...............................  (158,432,531)
                                                                   ------------
Net loss on investments, foreign currency and forward contracts .  (131,291,036)
                                                                   ------------
Net decrease in net assets resulting from operations ............  $(83,083,815)
                                                                   ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HIGH INCOME FUND

--------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------

                                                                                       SIX MONTHS ENDED
                                                                 YEAR ENDED           SEPTEMBER 30, 1998
                                                               MARCH 31, 1998            (UNAUDITED)
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income .....................................    $   90,689,076           $   48,207,221
Net realized gain on investments, foreign currency and
  forward contracts .......................................        37,770,738               27,141,495
Net unrealized appreciation (depreciation) of investments
  and forward contracts ...................................        63,904,285             (158,432,531)
                                                               --------------           --------------
Net increase (decrease) resulting from operations .........       192,364,099              (83,083,815)
                                                               --------------           --------------
Dividends from net investment income:
  Class A .................................................       (64,944,093)             (31,454,904)
  Class B .................................................       (26,096,802)             (14,637,612)
  Class C .................................................        (2,736,047)              (1,556,397)
  Class S .................................................          (661,138)                (352,717)
                                                               --------------           --------------
                                                                  (94,438,080)             (48,001,630)
                                                               --------------           --------------
Distribution from net realized gains:
  Class A .................................................              --                 (7,396,217)
  Class B .................................................              --                 (3,665,490)
  Class C .................................................              --                   (384,617)
  Class S .................................................              --                    (80,411)
                                                               --------------           --------------
                                                                         --                (11,526,735)
                                                               --------------           --------------
Net increase from fund share transactions (Note 5) ........        56,789,130               71,317,352
                                                               --------------           --------------
Total increase (decrease) in net assets ...................       154,715,149              (71,294,828)
NET ASSETS
Beginning of period .......................................       952,232,178            1,106,947,327
                                                               --------------           --------------
End of period (including undistributed net investment
  income of $2,927,957 and $3,133,548,
  respectively) ...........................................    $1,106,947,327           $1,035,652,499
                                                               ==============           ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
September 30, 1998

NOTE 1
State Street Research High Income Fund (the "Fund"), is a series of State Street Research Income Trust (the "Trust"), which was organized as a Massachusetts business trust on December 23, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced operations in August, 1986. The Trust consists presently of two separate funds: State Street Research High Income Fund and State Street Research Managed Assets.

The investment objective of the Fund is to seek, primarily, high current income and, secondarily, capital appreciation, from investments in fixed income securities. In selecting investments for the Fund, the investment manager seeks to identify those fixed income securities which it believes will not involve undue risk. Certain of the Fund's investments, however, may be considered predominantly speculative.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), and indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declared separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. If not quoted on the NASDAQ system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees.

B. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

Securities quoted in foreign currencies are translated in U.S. dollars at the current exchange rate. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

D. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. Certain fixed income and preferred securities held by the Fund pay interest or dividends in the form of additional securities (payment-in-kind securities). Interest income on payment-in-kind fixed income securities is recorded using the effective-interest method. Dividend income on payment-in-kind preferred securities is recorded at the market value of securities received. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

E. DIVIDENDS
Dividends are declared daily based upon projected net investment income and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatment of accrued interest on defaulted bonds.

F. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At September 30, 1998, the value of the securities loaned and the value of collateral were $62,287,013 and $64,946,049, respectively. During the six months ended September 30, 1998, income from securities lending amounted to $59,836 and is included in interest income.

NOTE 2
Prior to August 1, 1998, the Adviser earned monthly fees at an annual rate of 0.65% of the Fund's average daily net assets. Effective August 1, 1998 the management fee is 0.60% of the first $500 million of net assets, annually, 0.55% of the next $500 million, and 0.50% of any amount over $1 billion. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended September 30, 1998, the fees pursuant to such agreement amounted to $3,469,094.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended September 30, 1998, the amount of such expenses was $268,196.

The fees of the Trustees not currently affiliated with the Adviser amounted to $18,849 during the six months ended September 30, 1998.

NOTE 3
For the six months ended September 30, 1998, purchases and sales of securities, exclusive of short-term investments, aggregated $539,272,562 and $548,597,397, respectively.

NOTE 4
The Trust has adopted a Plan of Distribution pursuant to Rule
12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended September 30, 1998, fees pursuant to such plan amounted to $885,149, $1,788,193 and $191,772 for Class A, Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $172,922 and $921,586, respectively, on sales of Class A shares of the Fund during the six months ended September 30, 1998, and that MetLife Securities, Inc. earned commissions aggregating $988,402 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $115,072 and $2,045 on redemptions of Class B and Class C shares, respectively, during the same period.

NOTE 5
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

Share transactions were as follows:

                                                                                SIX MONTHS ENDED
                                             YEAR ENDED                        SEPTEMBER 30, 1998
                                           MARCH 31, 1998                          (UNAUDITED)
                                   ------------------------------       ------------------------------
CLASS A                               SHARES            AMOUNT             SHARES             AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ...................     12,963,682       $ 82,425,854         9,809,635        $62,844,183
Issued upon reinvestment of:
  Dividends from net
    investment income .........      6,618,274         42,225,833         3,277,227         20,597,148
  Distribution from net
    realized gains ............           --                 --             937,771          6,142,400
Shares repurchased ............    (20,544,433)      (130,474,889)      (10,965,691)       (69,760,591)
                                   -----------       ------------       -----------        -----------
Net increase (decrease) .......       (962,477)      $ (5,823,202)        3,058,942        $19,823,140
                                   ===========       ============       ===========        ===========

CLASS B                               SHARES            AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ...................     14,827,294       $ 93,945,959        10,203,205        $65,139,203
Issued upon reinvestment of:
  Dividends from net
    investment income .........      2,307,608         14,730,736         1,321,532          8,255,063
  Distribution from net
    realized gains ............           --                 --             435,551          2,835,437
Shares repurchased ............     (7,925,211)       (50,115,631)       (5,332,668)       (33,486,720)
                                   -----------       ------------       -----------        -----------
Net increase ..................      9,209,691       $ 58,561,064         6,627,620        $42,742,983
                                   ===========       ============       ===========        ===========

CLASS C                               SHARES            AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ...................      2,027,089       $ 12,888,653         2,035,617        $13,075,912
Issued upon reinvestment of:
  Dividends from net
    investment income .........        284,960          1,810,521           155,382            970,517
  Distribution from net
    realized gains ............           --                 --              46,713            304,568
Shares repurchased ............     (1,821,119)       (11,592,323)         (937,459)        (5,814,398)
                                   -----------       ------------       -----------        -----------
Net increase ..................        490,930       $  3,106,851         1,300,253        $ 8,536,599
                                   ===========       ============       ===========        ===========

CLASS S                               SHARES            AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ...................        412,049       $  2,620,376           186,460        $ 1,157,539
Issued upon reinvestment of:
  Dividends from net
    investment income .........         85,387            542,346            47,713            298,476
  Distribution from net
    realized gains ............           --                 --              11,406             74,254
Shares repurchased ............       (349,262)        (2,218,305)         (208,294)        (1,315,639)
                                   -----------       ------------       -----------        -----------
Net increase ..................        148,174       $    944,417            37,285        $   214,630
                                   ===========       ============       ===========        ===========

STATE STREET RESEARCH HIGH INCOME FUND

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                             CLASS A
                                                ----------------------------------------------------------------------------
                                                         YEARS ENDED MARCH 31                             SIX MONTHS ENDED
                                                -------------------------------------------------         September 30, 1998
                                                 1994     1995(1)    1996(1)     1997(1)    1998(1)        (UNAUDITED)(1)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)         6.32       6.43       5.80       5.95       6.01                6.62
                                                -----      -----      -----      -----      -----               -----
  Net investment income ($)                      0.66       0.61       0.52       0.59       0.58                0.29
  Net realized and unrealized gain (loss)
    on investments, foreign currency and
    forward contracts ($)                        0.22      (0.58)      0.20      (0.01)      0.63               (0.74)
                                                -----      -----      -----      -----      -----               -----
TOTAL FROM INVESTMENT OPERATIONS ($)             0.88       0.03       0.72       0.58       1.21               (0.45)
                                                -----      -----      -----      -----      -----               -----
  Dividends from net investment income ($)      (0.62)     (0.60)     (0.56)     (0.52)     (0.60)              (0.29)
  Distributions from net realized gains ($)     (0.15)     (0.06)     (0.01)      --         --                 (0.07)
                                                -----      -----      -----      -----      -----               -----
TOTAL DISTRIBUTIONS ($)                         (0.77)     (0.66)     (0.57)     (0.52)     (0.60)              (0.36)
                                                -----      -----      -----      -----      -----               -----
NET ASSET VALUE, END OF PERIOD ($)               6.43       5.80       5.95       6.01       6.62                5.81
                                                =====      =====      =====      =====      =====               =====
Total return (%)(3)                             14.58       1.80      12.85      10.30      20.98               (7.23)(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)     650,755    618,462    646,473    658,413    718,705             648,818
Ratio of operating expenses to average
  net assets (%)                                 1.16       1.23       1.17       1.10       1.10                1.09(5)
Ratio of net investment income to average
  net assets (%)                                10.41      10.19       8.88       9.70       9.10                9.30(5)
Portfolio turnover rate (%)                     24.36      31.55      56.47      81.75      70.53               51.75

                                                                             CLASS B
                                                ----------------------------------------------------------------------------
                                                               YEARS ENDED MARCH 31                        SIX MONTHS ENDED
                                                -------------------------------------------------         SEPTEMBER 30, 1998
                                                1994(2)    1995(1)    1996(1)    1997(1)    1998(1)         (UNAUDITED)(1)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)         6.34       6.42       5.79       5.93       5.98                6.58
                                                -----      -----      -----      -----      -----               -----
  Net investment income ($)                      0.51       0.57       0.46       0.55       0.53                0.26
  Net realized and unrealized gain (loss)
    on investments, foreign currency and
    forward contracts($)                         0.15      (0.58)      0.21      (0.02)      0.62               (0.73)
                                                -----      -----      -----      -----      -----               -----
TOTAL FROM INVESTMENT OPERATIONS ($)             0.66      (0.01)      0.67       0.53       1.15               (0.47)
                                                -----      -----      -----      -----      -----               -----
  Dividends from net investment income ($)      (0.48)     (0.56)     (0.52)     (0.48)     (0.55)              (0.26)
  Distributions from net realized gains ($)     (0.10)     (0.06)     (0.01)      --         --                 (0.07)
                                                -----      -----      -----      -----      -----               -----
TOTAL DISTRIBUTIONS ($)                         (0.58)     (0.62)     (0.53)     (0.48)     (0.55)              (0.33)
                                                -----      -----      -----      -----      -----               -----
NET ASSET VALUE, END OF PERIOD ($)               6.42       5.79       5.93       5.98       6.58                5.78
                                                =====      =====      =====      =====      =====               =====
Total return (%)(3)                             10.76(4)    0.89      12.06       9.35      20.02               (7.47)(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)      67,337    117,767    185,735    259,077    345,797             341,831
Ratio of operating expenses to average
  net assets (%)                                 1.93(5)    1.98       1.92       1.85       1.85                1.84(5)
Ratio of net investment income to average
  net assets (%)                                10.32(5)    9.65       7.95       9.01       8.36                8.54(5)
Portfolio turnover rate (%)                     24.36      31.55      56.47      81.75      70.53               51.75

----------------------------------------------------------------------------------------------------------------------------
  (1)  Per-share figures have been calculated using the average shares method.
  (2)  June 1, 1993 (commencement of shares class designations) to March 31, 1994.
  (3)  Does not reflect any front-end or contingent deferred sales charges.
  (4)  Not annualized.
  (5)  Annualized.

STATE STREET RESEARCH HIGH INCOME FUND

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

                                                                             CLASS C
                                                ----------------------------------------------------------------------------
                                                               YEARS ENDED MARCH 31                        SIX MONTHS ENDED
                                                ---------------------------------------------------       SEPTEMBER 30, 1998
                                                1994(2)    1995(1)    1996(1)    1997(1)    1998(1)         (UNAUDITED)(1)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)         6.34       6.42       5.79       5.93       5.99                6.59
                                                -----      -----      -----      -----      -----               -----
  Net investment income ($)                      0.51       0.58       0.46       0.54       0.53                0.26
  Net realized and  unrealized gain (loss)
    on investments, foreign currency and
    forward contracts ($)                        0.15      (0.59)      0.21      (0.00)      0.62               (0.73)
                                                -----      -----      -----      -----      -----               -----
TOTAL FROM INVESTMENT OPERATIONS ($)             0.66      (0.01)      0.67       0.54       1.15               (0.47)
                                                -----      -----      -----      -----      -----               -----
  Dividends from net investment income ($)      (0.48)     (0.56)     (0.52)     (0.48)     (0.55)              (0.26)
  Distributions from net realized gains ($)     (0.10)     (0.06)     (0.01)      --         --                 (0.07)
                                                -----      -----      -----      -----      -----               -----
TOTAL DISTRIBUTIONS ($)                         (0.58)     (0.62)     (0.53)     (0.48)     (0.55)              (0.33)
                                                -----      -----      -----      -----      -----               -----
NET ASSET VALUE, END OF PERIOD ($)               6.42       5.79       5.93       5.99       6.59                5.79
                                                =====      =====      =====      =====      =====               =====
Total return (%)(3)                             10.74(4)    0.88      12.05       9.52      19.99               (7.46)(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)       2,661      6,766     15,262     28,488     34,586              37,890
Ratio of operating expenses to average
  net assets (%)                                 1.93(5)    1.98       1.92       1.85       1.85                1.84(5)
Ratio of net investment income to average
  net assets (%)                                10.32(5)    9.81       7.91       9.09       8.35                8.59(5)
Portfolio turnover rate (%)                     24.36      31.55      56.47      81.75      70.53               51.75

                                                                                 CLASS S
                                                ----------------------------------------------------------------------------
                                                                 YEARS ENDED MARCH 31                      SIX MONTHS ENDED
                                                ---------------------------------------------------       SEPTEMBER 30, 1998
                                                1994(2)    1995(1)    1996(1)    1997(1)    1998(1)         (UNAUDITED)(1)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)         6.34       6.42       5.78       5.92       5.98                6.58
                                                -----      -----      -----      -----      -----               -----
  Net investment income ($)                      0.57       0.64       0.53       0.61       0.59                0.29
  Net realized and unrealized gain (loss)
    on investments, foreign currency and
    forward contracts($)                         0.14      (0.60)      0.20      (0.01)      0.63               (0.73)
                                                -----      -----      -----      -----      -----               -----
TOTAL FROM INVESTMENT OPERATIONS ($)             0.71       0.04       0.73       0.60       1.22               (0.44)
                                                -----      -----      -----      -----      -----               -----
  Dividends from net investment income ($)      (0.53)     (0.62)     (0.58)     (0.54)     (0.62)              (0.29)
  Distributions from net realized gains ($)     (0.10)     (0.06)     (0.01)      --         --                 (0.07)
                                                -----      -----      -----      -----      -----               -----
TOTAL DISTRIBUTIONS ($)                         (0.63)     (0.68)     (0.59)     (0.54)     (0.62)              (0.36)
                                                -----      -----      -----      -----      -----               -----
NET ASSET VALUE, END OF PERIOD ($)               6.42       5.78       5.92       5.98       6.58                5.78
                                                =====      =====      =====      =====      =====               =====
Total return (%)(3)                             11.67(4)    1.73      13.19      10.63      21.22               (7.00)(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)         851      2,579      3,840      6,255      7,860               7,114
Ratio of operating expenses to average
  net assets (%)                                 0.93(5)    0.98       0.92       0.85       0.85                0.84(5)
Ratio of net investment income to average
  net assets (%)                                11.32(5)   10.85       8.97      10.04       9.36                9.55(5)
Portfolio turnover rate (%)                     24.36      31.55      56.47      81.75      70.53               51.75
------------------------------------------------------------------------------------------------------------------------------------
  (1)  Per-share figures have been calculated using the average shares method.
  (2)  June 1, 1993 (commencement of shares class designations) to March 31, 1994.
  (3)  Does not reflect any front-end or contingent deferred sales charges.
  (4)  Not annualized.
  (5)  Annualized.

STATE STREET RESEARCH HIGH INCOME FUND

------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH INCOME TRUST
------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
HIGH INCOME FUND                           Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company
One Financial Center                       BARTLETT R. GEER                       STEVE A. GARBAN
Boston, MA 02111                           Vice President                         Former Senior Vice President
                                                                                  for Finance and Operations and
DISTRIBUTOR                                JOHN H. KALLIS                         Treasurer, The Pennsylvania
State Street Research                      Vice President                         State University
Investment Services, Inc.
One Financial Center                       THOMAS A. SHIVELY
Boston, MA 02111                           Vice President                         MALCOLM T. HOPKINS
                                                                                  Former Vice Chairman of the
SHAREHOLDER SERVICES                       GERARD P. MAUS                         Board and Chief Financial
State Street Research                      Treasurer                              Officer, St. Regis Corp.
Service Center
P.O. Box 8408                              JOSEPH W. CANAVAN
Boston, MA 02266-8408                      Assistant Treasurer                    EDWARD M. LAMONT
1-800-562-0032                                                                    Formerly in banking
                                           DOUGLAS A. ROMICH                      (with an affiliate of
CUSTODIAN                                  Assistant Treasurer                    J.P. Morgan & Co. in New York);
State Street Bank and                                                             presently engaged in private
Trust Company                              FRANCIS J. MCNAMARA, III               investments and civic affairs
225 Franklin Street                        Secretary and General Counsel
Boston, MA 02110
                                           DARMAN A. WING                         ROBERT A. LAWRENCE
LEGAL COUNSEL                              Assistant Secretary and                Former Partner, Saltonstall & Co.
Goodwin, Procter & Hoar LLP                Assistant General Counsel
Exchange Place
Boston, MA 02109                           AMY L. SIMMONS                         DEAN O. MORTON
                                           Assistant Secretary                    Former Executive Vice President,
                                                                                  Chief Operating Officer
                                                                                  and Director, Hewlett-Packard
                                                                                  Company

                                                                                  TOBY ROSENBLATT
                                                                                  President,
                                                                                  The Glen Ellen Company
                                                                                  Vice President,
                                                                                  Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH HIGH INCOME FUND
One Financial Center
Boston, MA 02111

                                                          -------------------
                                                               Bulk Rate
                                                             U.S. Postage
                                                                 PAID
                                                              Permit #20
                                                          Holliston, MA 01746
                                                          -------------------

QUESTIONS? COMMENTS?

CALL us at 1-800-562-0032
     [hearing-impaired 1-800-676-7876]

WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

E-MAIL us at:
     info@ssrfunds.com

INTERNET site:
     WWW.SSRFUNDS.COM

[LOGO] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research High Income Fund prospectus. When used after December 31, 1998, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: (exp 1199) SSR-LD

                                                                    HI-523E-1098

                              ---------------------
                              STATE STREET RESEARCH
                              ---------------------
                                 MANAGED ASSETS
                              ---------------------

                              SEMIANNUAL REPORT

                              September 30, 1998


                              ---------------------
                                  WHAT'S INSIDE
                              ---------------------

                              INVESTMENT UPDATE

                              About the Fund,
                              economy and markets

                              FUND INFORMATION

                              Facts and figures

                              PLUS, COMPLETE PORTFOLIO HOLDINGS
                              AND FINANCIAL STATEMENTS


-------------------

   [DALBAR LOGO]

-------------------

  For Excellence
        in                                        STATE STREET RESEARCH FUNDS
Shareholder Service

STATE STREET RESEARCH MANAGED ASSETS

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY
o The economy continued strong during the first half of 1998. Personal income rose, and unemployment remained at a low 4.5%. Inflation remained in check at 1.6%.

o The third quarter saw U.S. consumer and capital spending still satisfactory, but increasingly at risk. Consumers were exposed to a falling stock market, the savings rate was zero, and job growth was slowing. Capital spending was vulnerable to earnings deterioration, falling operating rates, and a possible credit crunch.

o The Federal Reserve Board lowered interest rates by one-quarter percent late in September.

THE MARKETS
o The Fed's interest rate cut came on the heels of a volatile market. Stocks hit a high of 9337.97 in mid-July, then plunged nearly 1500 points to close the quarter at 7842.62. The S&P 500 returned - 6.93%.(1)

o The bond market produced mixed results. High quality U.S. Treasury bonds were strong performers as the yield on the benchmark 30-year Treasury fell below 5.0% during the period. In contrast, high-yield bonds sold off, driven by fears of an economic slowdown.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended September 30, 1998, State Street Research Managed Assets Class A shares returned - 9.17% (does not reflect sales charge).(2) The Lipper Flexible Portfolio Funds average ended - 6.79% for the period.

o Early in the period, we reduced our equity allocation substantially. Within this sector, however, we added to international stocks, emphasizing Europe. Bond holdings were correspondingly increased, principally in U.S. Treasuries.

o This decision to underweight stocks helped relative performance. The Fund was hurt, however, by its exposure to mid-cap and small-cap issues, particularly energy and small-cap growth, reflecting the narrow market.

o High-quality bonds were the strongest performers. High-yield bonds fell, although they have helped performance in the longer term.

CURRENT STRATEGY
o The manager plans to maintain the current allocation policy. It offers a defensive posture with the uncertain outlook for the global economy and the inherently low risk in bonds. The stock allocation represents opportunity if the market broadens.


(1) The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(2) -9.46% for Class B shares; -9.49% for Class C shares; -9.05% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. The Fund's returns include performance from before the creation of share classes. If this performance reflected the share classes' current 12b-1 fees, the fund's returns may have been lower. Class S shares, offered without a sales charge, are available only through certain employee benefit plans and special programs.

(4) Performance reflects up to maximum 4.5% Class A share front-end sales charge, or 5% Class B share or 1% Class C share contingent deferred sales charges, where applicable.

September 30, 1998

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended September 30, 1998)
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(at maximum applicable sales charge)(3)(4)
-------------------------------------------------------------------------
                    LIFE OF FUND
                  (since 12/29/88)        5 YEARS                1 YEAR
-------------------------------------------------------------------------
Class A                +11.00%            + 9.43%                -6.94%
-------------------------------------------------------------------------
Class B                +11.07%            + 9.34%                -7.45%
-------------------------------------------------------------------------
Class C                +11.07%            + 9.63%                -4.12%
-------------------------------------------------------------------------
Class S                +11.68%            +10.72%                -2.31%
-------------------------------------------------------------------------

ASSET ALLOCATION
(by percentage of net assets)

Bonds                         37%
Net Cash                      13%
Inflation Responsive           3%
Equities                      47%

TOP 5 EQUITY INDUSTRIES
(by percentage of net assets)

COMPUTER SOFTWARE & SERVICE        5.0%
OIL                                4.5%
ELECTRIC                           4.3%
RETAIL TRADE                       3.9%
INSURANCE                          3.0%

Total 20.7%

STATE STREET RESEARCH MANAGED ASSETS

------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
------------------------------------------------------------------------------------------------------
September 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------
                                                                                             VALUE
                                                                      SHARES                (NOTE 1)
------------------------------------------------------------------------------------------------------
EQUITY SECURITIES 47.4%
BASIC INDUSTRIES 5.6%
CHEMICAL 1.9%
Agrium Inc. ...................................................        306,500           $   2,605,250
Cabot Corp.++ .................................................        178,400               4,448,850
Cambrex Corp. .................................................         45,100               1,062,669
Cluett American Corp. Sr. Exch. Pfd.+/\ .......................          5,000                 460,000
Cordant Technologies Inc. .....................................         16,600                 702,387
Nomura Securities Co. .........................................        161,000               1,155,009
Tieto Corp. ...................................................         79,100               2,551,362
                                                                                         -------------
                                                                                            12,985,527
                                                                                         -------------
DIVERSIFIED 1.2%
Johnson Controls Inc. .........................................         27,500               1,278,750
Mark IV Industries Inc. .......................................        180,400               2,627,075
Ogden Corp. ...................................................        150,600               4,282,688
                                                                                         -------------
                                                                                             8,188,513
                                                                                         -------------
ELECTRICAL EQUIPMENT 0.4%
Asia Pacific Wire & Cable Corp. Ltd.* .........................        200,400                 388,275
General Electric Co. ..........................................         33,700               2,681,256
Protection One Inc. Wts.*+ ....................................            800                   5,600
                                                                                         -------------
                                                                                             3,075,131
                                                                                         -------------
FOREST PRODUCT 0.2%
Abitibi-Consolidated Inc. .....................................        153,000               1,348,313
Equitable Bag Inc.* ...........................................         47,600                  19,040
Equitable Bag Inc. Pfd.* ......................................          4,760                  57,120
                                                                                         -------------
                                                                                             1,424,473
                                                                                         -------------
MACHINERY 1.2%
Harsco Corp. ..................................................         13,700                 412,713
Howmet International Inc.* ....................................        216,300               2,514,487
ITEQ Inc.* ....................................................        151,600                 502,175
Sundstrand Corp. ..............................................         26,000               1,205,750
Tyco International Ltd. .......................................         48,500               2,679,625
Valeo SA Wts ..................................................         15,400                  74,803
Valeo SA ......................................................         15,400               1,100,039
                                                                                         -------------
                                                                                             8,489,592
                                                                                         -------------
METAL & MINING 0.7%
Bar Technologies Inc. Wts.*+ ..................................            250                  13,750
Chatwins Group Inc.+ ..........................................            500                     500
Crown Packaging Holdings Ltd. Wts.*+ ..........................          3,750                   1,875
General Cable Corp.* ..........................................         21,500                 397,750
Kennametal Inc. ...............................................         66,100               1,780,569
Ladish Inc. Wts.(+) ...........................................         15,095                 114,910
NS Group Inc. Wts.* ...........................................            650                  42,250
Shaw Communications Inc Cl. B .................................         80,200               1,343,350
Wyman-Gordon Co.* .............................................         57,000                 819,375
                                                                                         -------------
                                                                                             4,514,329
                                                                                         -------------
TRUCKERS 0.0%
CNF Transportation Inc. .......................................          9,200                 267,950
                                                                                         -------------
Total Basic Industries ........................................                             38,945,515
                                                                                         -------------
CONSUMER CYCLICAL 6.8%
AUTOMOTIVE 0.8%
Danaher Corp. .................................................         43,600               1,308,000
Exide Corp. ...................................................        158,900               1,827,350
Gencorp Inc. ..................................................        121,300               2,335,025
Teleflex Inc. .................................................         10,500                 367,500
                                                                                         -------------
                                                                                             5,837,875
                                                                                         -------------
BUILDING 0.0%
Golf Trust of America Inc.* ...................................         12,000                 357,000
Waxman Industries Inc. Wts.*+ .................................         29,500                  14,750
                                                                                         -------------
                                                                                               371,750
                                                                                         -------------
HOTEL & RESTAURANT 0.7%
CKE Restaurants Inc.* .........................................         17,260                 513,485
Harrah's Entertainment Inc.* ..................................        145,000               1,930,313
Mirage Resorts Inc.* ..........................................        142,600               2,388,550
Motels of America Inc.*+ ......................................            500                   4,500
Servico Inc.* .................................................         21,500                 161,250
                                                                                         -------------
                                                                                             4,998,098
                                                                                         -------------
RECREATION 1.3%
American Telecasting Inc. Wts.* ...............................          1,250                   1,250
American Tower Corp. Cl. A* ...................................         16,900                 430,950
Chancellor Media Corp. ........................................         57,900               1,932,415
Cinar Films Inc. Cl. B* .......................................         29,400                 527,363
Cox Communications Inc. Cl. A* ................................         24,700               1,349,237
Fitzgeralds South Inc. Wts.*(+) ...............................          1,250                     125
Goldriver Hotel & Casino Corp. Cl. B*(+) ......................         20,000                     250
Goldriver Finance Corp. Liquidation Trust Units*(+) ...........        500,000                   6,235
Granite Broadcasting Corp. Exch. Pfd./\ .......................            306                 315,551
GTech Holdings Corp.* .........................................         48,200               1,280,312
Heartland Wireless Communications, Inc. Wts.*(+) ..............          1,500                      15
MediaOne Group Inc.* ..........................................         49,100               2,181,881
Steiner Leisure Ltd.* .........................................         45,499                 710,922
Wireless One Inc. Wts.* .......................................          2,000                      20
                                                                                         -------------
                                                                                             8,736,526
                                                                                         -------------
RETAIL TRADE 3.9%
Blyth Industries Inc.* ........................................         13,800                 378,638
Central Rents Inc.*+ ..........................................            250                   7,500
CSK Auto Corp.* ...............................................         14,200                 323,050
CVS Corp. .....................................................         54,700               2,396,544
Elder-Beerman Stores Corp.* ...................................         19,700                 342,288
Fred Meyer Inc.* ..............................................          4,755                 184,851
Hannaford Brothers Co. ........................................        102,000               4,309,500
Home Depot Inc. ...............................................         88,600               3,499,700
Kroger Co.* ...................................................         44,800               2,240,000
Linens 'n Things Inc.* ........................................          9,100                 250,250
Rite Aid Corp. ................................................          4,900                 173,950
Safeway Inc. ..................................................         53,000               2,457,875
Saks Inc.* ....................................................         37,725                 846,455
Staples Inc.* .................................................         40,600               1,192,625
Stride Rite Corp. .............................................         37,100                 303,756
Supermarkets General Holdings Corp. Exch. Pfd./\ ..............         12,200                 378,200
Wal-Mart Stores, Inc. .........................................         56,700               3,097,237
Walgreen Co. ..................................................         37,700               1,661,156
Wolters Kluwer NV* ............................................         15,300               2,938,386
                                                                                         -------------
                                                                                            26,981,961
                                                                                         -------------
TEXTILE & APPAREL 0.1%
Acme Boot Co.*+ ...............................................            250                     250
Gerber Childrenswear Inc.* ....................................         23,900                 189,706
Maxwell Shoe Inc. Cl. A* ......................................         28,600                 339,625
                                                                                         -------------
                                                                                               529,581
                                                                                         -------------
Total Consumer Cyclical .......................................                             47,455,791
                                                                                         -------------
CONSUMER STAPLE 11.6%
BUSINESS SERVICE 1.9%
A.C. Nielson Corp.* ...........................................        230,200               5,121,950
Apollo Group Inc. Cl. A* ......................................         51,600               1,438,350
Hagler Bailly Inc.* ...........................................         30,400                 592,800
HBO & Co. .....................................................         38,500               1,111,687
ICF Kaiser International Inc. Wts.* ...........................          2,400                      24
Kokuyo Co. ....................................................         97,000               1,285,238
Lamar Advertising Co. Cl. A* ..................................         18,100                 506,800
Maximus Inc.* .................................................         28,100                 857,050
Metris Companies Inc.* ........................................          4,200                 195,825
Pacific Gateway Exchange Inc.* ................................         10,400                 384,800
Pagemart Inc. Wts.*+ ..........................................          2,300                  12,650
ProBusiness Services Inc.* ....................................         12,400                 421,600
Staff Leasing Inc.* ...........................................         21,200                 373,650
Waddell & Reed Financial Inc. Cl. A* ..........................         10,700                 203,300
Young & Rubicam Inc.* .........................................         32,300                 916,513
                                                                                         -------------
                                                                                            13,422,237
                                                                                         -------------
CONTAINER 0.8%
Ball Corp. ....................................................        148,700               5,241,675
Golden Ocean Group Ltd. Wts.* .................................            500                   2,250
                                                                                         -------------
                                                                                             5,243,925
                                                                                         -------------
DRUG 2.1%
Ascent Pediatrics Inc.* .......................................         23,000                  54,625
Atrix Laboratories Inc.* ......................................         33,600                 424,200
Axogen Ltd.* ..................................................         14,500               1,004,125
Biovail Corp.* ................................................         70,400               1,896,400
Intelligent Polymers Ltd.* ....................................         81,300               1,626,000
Kos Pharmaceuticals, Inc.* ....................................         88,400                 524,875
Pathogenesis Corp.* ...........................................         21,000                 700,875
Pfizer Inc. ...................................................         16,300               1,726,781
PharmaPrint Inc.* .............................................         30,800                 342,650
Schering-Plough Corp. .........................................         28,600               2,961,888
Spiros Development Corp.* .....................................         59,900                 733,775
Warner-Lambert Co. ............................................         31,100               2,348,050
                                                                                         -------------
                                                                                            14,344,244
                                                                                         -------------
FOOD & BEVERAGE 1.9%
Coca-Cola Co. .................................................         42,700               2,460,587
Dr Pepper Bottling Holdings Inc. Cl. A* .......................         56,000               1,568,000
H.J. Heinz Co. ................................................         19,100                 976,488
Keebler Foods Co.* ............................................         46,200               1,201,200
Kirin Brewery Co. .............................................        192,700               1,540,415
Seven-Up/RC Bottling Co. of Southern California* ..............         26,250                 315,000
Takara Shuzo Co. ..............................................        616,000               2,525,237
Whitman Corp. .................................................        148,400               2,365,125
                                                                                         -------------
                                                                                            12,952,052
                                                                                         -------------
HOSPITAL/HEALTH CARE 0.6%
Exel Ltd. Cl. A ...............................................         66,601               4,195,863
Healthsouth Corp.* ............................................         26,552                 280,455
                                                                                         -------------
                                                                                             4,476,318
                                                                                         -------------
HOSPITAL SUPPLY 1.7%
Aviron Corp.* .................................................         25,100                 387,481
Boston Scientific Corp.* ......................................         19,100                 981,263
IMPATH Inc.* ..................................................         21,800                 648,550
Johnson & Johnson .............................................         46,300               3,622,975
NCS Healthcare Inc. Cl. A* ....................................         33,200                 585,150
Quorum Health Group Inc.* .....................................        126,500               2,055,625
Total Renal Care Holdings Inc.* ...............................        147,733               3,545,592
                                                                                         -------------
                                                                                            11,826,636
                                                                                         -------------
PERSONAL CARE 0.2%
DeVry Inc.* ...................................................         20,500                 480,469
Wesley Jessen VisionCare Inc.* ................................         51,900               1,102,875
                                                                                         -------------
                                                                                             1,583,344
                                                                                         -------------
PRINTING & PUBLISHING 2.4%
Daishowa Paper Corp. ..........................................        263,000                 841,338
General Media Inc. Wts.*(+) ...................................            250                     250
Hollinger International, Inc. Cl. A* ..........................        349,000               5,016,875
Primedia Inc. Pfd. Series D ...................................          2,500                 243,750
Primedia Inc. Pfd. Series F ...................................          2,000                 192,000
Prosieben Media AG* ...........................................         57,100               3,138,884
Sullivan Holdings Inc.* .......................................            149                  53,467
Torstar Corp. Cl. B* ..........................................        124,800               1,349,897
Valassis Communications Inc. ..................................        147,000               5,880,000
                                                                                         -------------
                                                                                            16,716,461
                                                                                         -------------
TOBACCO 0.0%
DECS Trust Exch. Pfd. .........................................         17,000                 202,938
                                                                                         -------------
Total Consumer Staple .........................................                             80,768,155
                                                                                         -------------
ENERGY 2.7%
OIL 2.6%
Abacan Resource Corp.*++ ......................................        539,500                 118,016
Amoco Corp. ...................................................         32,300               1,740,163
British Petroleum Co. PLC* ....................................        109,800               1,680,038
Energy Africa Ltd.* ...........................................        553,800               1,008,151
Exxon Corp. ...................................................         22,800               1,600,275
IRI International Corp.* ......................................         28,800                 142,200
Maxx Petroleum Ltd.*++ ........................................         83,650                 209,125
Oryx Energy Co. ...............................................        109,700               1,419,244
Petroquest Energy Inc. ........................................         43,100                  32,325
PTT Exploration & Production Public Co. Ltd.* .................        127,200               1,119,231
Saipem SPA ....................................................        250,000               1,060,188
Seagull Energy Corp.*++ .......................................        303,488               3,736,696
Total SA Cl. B* ...............................................         12,909               1,627,514
Total SA Cl. B ADR ............................................         38,600               2,424,562
                                                                                         -------------
                                                                                            17,917,728
                                                                                         -------------
OIL SERVICE 0.1%
Cliffs Drilling Co.*++ ........................................         25,300                 499,675
Willbros Group Inc.* ..........................................         30,300                 193,163
                                                                                         -------------
                                                                                               692,838
                                                                                         -------------
Total Energy ..................................................                             18,610,566
                                                                                         -------------
FINANCE 5.7%
BANK 1.7%
Banco Di Roma .................................................      1,189,500               2,125,844
BHF Bank AG ...................................................         38,700               1,251,415
Chase Manhattan Corp. .........................................         33,000               1,427,250
Commercial Federal Corp. ......................................          8,850                 208,528
Golden State Bancorp Inc. .....................................         20,000                 398,750
Golden State Bancorp Inc. Wts.* ...............................         20,000                  84,375
Golden State Vintners Inc. Cl. B* .............................         29,300                 287,506
National Bank of Canada .......................................        211,300               3,116,621
RB Asset Inc. Pfd. Series A ...................................         20,000                 372,400
U.S. Bancorp ..................................................         67,900               2,414,694
                                                                                         -------------
                                                                                            11,687,383
                                                                                         -------------
FINANCIAL SERVICE 1.0%
CMAC Investment Corp. .........................................         16,300                 709,050
Federal National Mortgage Association .........................         34,400               2,210,200
First Industrial Realty Trust Inc. ............................         11,300                 288,150
FirstPlus Financial Group Inc.* ...............................         14,100                 161,269
Knight/Trimark Group Cl. A* ...................................         24,900                 205,425
Laidlaw Inc. ..................................................        228,000               2,151,750
Liberty Property Trust ........................................         11,700                 278,606
T & W Financial Corp.* ........................................         58,100                 846,081
                                                                                         -------------
                                                                                             6,850,531
                                                                                         -------------
INSURANCE 3.0%
Ace Ltd. ......................................................        181,500               5,445,000
AMBAC Inc. ....................................................         86,400               4,147,200
American International Group Inc. .............................         19,350               1,489,950
ARM Financial Group, Inc. Cl. A* ..............................         27,100                 481,025
Capital Re Corp. ..............................................         19,900                 544,763
Horace Mann Educators Corp. ...................................          9,100                 273,000
IndyMac Mortgage Holdings Inc. ................................         28,200                 571,050
Mutual Risk Management Ltd. ...................................         14,100                 498,788
Orion Capital Corp. ...........................................          7,100                 253,381
Terra Nova Holdings Ltd. Cl. A* ...............................         12,500                 337,500
Transamerica Corp. ............................................          6,500                 689,000
Travelers Group Inc. ..........................................         38,150               1,430,625
UNUM Corp. ....................................................         97,400               4,839,562
                                                                                         -------------
                                                                                            21,000,844
                                                                                         -------------
Total Finance .................................................                             39,538,758
                                                                                         -------------
SCIENCE & TECHNOLOGY 8.0%
AEROSPACE 0.0%
CHC Helicopter Corp. Cl. A(+) .................................          2,000                   4,750
Ladish Inc.*(+) ...............................................          8,667                  76,375
                                                                                         -------------
                                                                                                81,125
                                                                                         -------------
COMPUTER SOFTWARE & SERVICE 5.0%
America Online Inc.* ..........................................         17,900               1,991,375
Anacomp Inc. Wts.* ............................................          4,941                  28,102
Ascend Communications Inc.* ...................................         47,300               2,152,150
Automatic Data Processing Inc. ................................         34,100               2,548,975
Broadcast Common Inc.* ........................................            800                  32,300
Check Point Software Technologies Ltd.* .......................         27,400                 544,575
Cisco Systems Inc.* ...........................................         41,650               2,574,491
Complete Business Solutions Inc.* .............................          8,600                 247,250
Duane Reade Inc.* .............................................          6,200                 235,213
EMC Corp.* ....................................................         44,500               2,544,844
Fore Systems Inc.* ............................................         18,100                 300,912
International Telecomm Systems Inc.* ..........................         17,300                 501,700
J.D. Edwards & Co.* ...........................................         44,000               2,112,000
Mastech Corp.* ................................................          9,500                 228,594
META Group Inc.* ..............................................         13,900                 454,356
Microsoft Corp.* ..............................................         20,100               2,212,256
Microstrategy Inc. Cl. A* .....................................          9,900                 371,250
Nintendo Co. Ltd.* ............................................         22,700               2,133,655
Nova Corp.* ...................................................         23,600                 724,225
Platinum Technology Inc.* .....................................         16,100                 289,800
Radiant Systems Inc.* .........................................         62,200                 478,162
SAP AG Pfd.* ..................................................          3,900               1,851,972
Sema Group PLC* ...............................................        224,100               2,221,185
Softbank Corp. ................................................         56,100               2,299,769
Summitt Design Inc.* ..........................................         23,600                 168,150
Transition Systems Inc.* ......................................         51,700                 432,987
Ultimate Software Group Inc.* .................................         42,100                 399,950
Verio Inc.* ...................................................         20,500                 507,375
Walker Interactive Systems, Inc.* .............................         65,700                 572,822
Wang Laboratories Inc.* .......................................         22,700                 439,812
Wind River Systems Inc.* ......................................         11,500                 543,375
WM Data AB Cl. B* .............................................         69,000               2,306,603
Xylan Corp.* ..................................................         18,000                 238,500
                                                                                         -------------
                                                                                            34,688,685
                                                                                         -------------
ELECTRONIC COMPONENTS 1.0%
Digital Microwave Corp.* ......................................         52,320                 160,230
Intel Corp.* ..................................................         20,600               1,766,450
Lernout & Hauspie Speech Products NV ADR* .....................         58,100               2,334,894
Remec Inc.* ...................................................         96,350                 767,789
RF Micro Devices Inc.* ........................................         28,300                 512,938
Rohm Co. ......................................................         15,000               1,427,473
                                                                                         -------------
                                                                                             6,969,774
                                                                                         -------------
ELECTRONIC EQUIPMENT 1.6%
Advanced Fibre Communications, Inc.* ..........................         21,400                 147,125
Aeroflex Inc.* ................................................        162,400               1,603,700
L 3 Communications Holding Corp.* .............................          3,800                 150,813
L.M. Ericsson Telephone Co. Cl. B* ............................         96,800               1,827,930
Lucent Technologies Inc. ......................................         35,200               2,431,000
Nokia AB Oy Cl. K* ............................................         27,600               2,190,304
ONIX Systems Inc.* ............................................         41,200                 360,500
SLI Inc.* .....................................................        117,000               1,806,187
Spectrian Corp.* ..............................................         28,500                 345,562
                                                                                         -------------
                                                                                            10,863,121
                                                                                         -------------
OFFICE EQUIPMENT 0.4%
Xerox Corp. ...................................................         29,500               2,500,125
                                                                                         -------------
Total Science & Technology ....................................                             55,102,830
                                                                                         -------------
UTILITY 7.0%
ELECTRIC 4.3%
Consolidated Edison Inc. ......................................         19,000                 990,375
Duke Energy Co. ...............................................         35,300               2,336,419
Edison International Inc. .....................................         45,600               1,171,350
Elecricidade De Portugal SA ...................................        100,000               2,302,683
GPU Inc. ......................................................         69,400               2,949,500
Illinova Corp. ................................................        137,300               3,938,794
Montana Power Co. .............................................         38,700               1,729,406
OGE Energy Corp. ..............................................        130,800               3,776,850
Pinnacle West Capital Corp. ...................................         99,400               4,454,362
Texas Utilities Co. ...........................................         23,000               1,070,938
Unicom Corp. ..................................................         48,000               1,794,000
Western Resources Inc. ........................................         78,800               3,260,350
                                                                                         -------------
                                                                                            29,775,027
                                                                                         -------------
NATURAL GAS 0.8%
Calpine Corp.* ................................................         30,400                 615,600
Williams Cos Inc. .............................................        182,189               5,237,934
                                                                                         -------------
                                                                                             5,853,534
                                                                                         -------------
TELEPHONE 1.9%
AirTouch Communications Inc.* .................................         35,600               2,029,200
Bellsouth Corp. ...............................................         27,900               2,099,475
Cable & Wireless PLC ..........................................        111,900                 760,964
Celcaribe SA*+ ................................................        297,558                 818,285
Clearnet Communications Inc. Wts.* ............................          2,640                  10,974
Econophone Inc. Wts.*+ ........................................            750                  11,250
Intelcom Group, Inc. Wts.*(+) .................................          1,650                  21,450
MCI WorldCom Inc. .............................................         80,800               3,949,100
Nextel Communications Inc. Cl. A ..............................          1,549                  31,270
Powertel Inc. Wts .............................................            960                   4,680
Qwest Communications International Inc.* ......................         38,200               1,196,138
RSL Communications Ltd. Wts.*+ ................................            750                  74,250
Telecom Italia SPA* ...........................................        285,500               1,967,445
Viatel Inc. Pfd /\.............................................            548                  38,369
                                                                                         -------------
                                                                                            13,012,850
                                                                                         -------------
Total Utility .................................................                             48,641,411
                                                                                         -------------
Total Equity Securities (Cost $323,743,155) ...................                            329,063,026
                                                                                         -------------
EQUITY SECURITIES -- INFLATION RESPONSIVE INVESTMENTS 3.0%
BASIC INDUSTRIES 0.5%
METAL & MINING 0.5%
Aber Resources Ltd.* ..........................................         12,300                  69,956
Anglogold Ltd. ADR* ...........................................          8,620                 231,663
Ashanti Goldfields Ltd. GDR ...................................        100,000                 912,500
Crown Resources Corp.* ........................................        125,000                 390,625
Delta Gold NL* ................................................        168,000                 235,034
Golden Star Resources Ltd.* ...................................          4,312                   5,390
Menzies Gold NL* ..............................................        400,000                  36,738
Newcrest Mining Ltd.* .........................................        150,000                 193,764
Normandy Mining Ltd.* .........................................        511,325                 431,755
Shaw Group Inc.* ..............................................          1,800                  15,525
Southernera Resources Ltd.* ...................................         97,500                 498,541
Sutton Resources Ltd.* ........................................         56,000                 210,000
Viceroy Resource Corp.* .......................................        100,000                 216,985
                                                                                         -------------
                                                                                             3,448,476
                                                                                         -------------
RAILROAD 0.0%
Marine Transport Corp. ........................................          7,639                  16,710
OMI Corp.* ....................................................         76,400                 310,375
                                                                                         -------------
                                                                                               327,085
                                                                                         -------------
Total Basic Industries ........................................                              3,775,561
                                                                                         -------------
ENERGY 2.4%
OIL 1.9%
3DX Technologies Inc.* ........................................         50,000                  31,250
Arakis Energy Corp.*@ .........................................        529,300               1,008,978
Basin Exploration Inc.* .......................................         30,000                 496,875
Baytex Energy Ltd. Cl. A ......................................         32,300                 110,105
Benton Oil & Gas Co.* .........................................          9,400                  53,463
Cabot Oil & Gas Corp. Cl. A ...................................         20,200                 308,050
Canadian 88 Energy Corp.* .....................................        113,200                 374,975
Crystal Oil Co.* ..............................................         10,000                 390,000
Esenjay Exploration Inc. ......................................         12,100                  22,688
Forcenergy Inc.* ..............................................          7,200                  41,850
FX Energy Inc.* ...............................................         40,000                 320,000
Gulfstream Resources Ltd. .....................................         58,000                 142,581
KCS Energy Inc.@ ..............................................        198,900               1,019,362
Meridian Resource Corp.* ......................................         41,600                 179,400
Merit Energy Ltd.* ............................................         29,000                  78,895
Nuevo Energy Co.* .............................................         20,000                 422,500
Oil Search Ltd.* ..............................................        448,600                 558,218
Patina Oil & Gas Corp. ........................................         15,500                  77,500
Plains Resources Inc.* ........................................         80,000               1,350,000
Ranger Oil Ltd.* ..............................................        251,300               1,649,156
Santa Fe Energy Resources Inc. ................................         25,000                 235,938
Seven Seas Petroleum Inc.*@ ...................................         75,000                 778,125
Snyder Oil Corp. ..............................................         23,400                 372,937
Southwestern Energy Co. .......................................         58,600                 498,100
St. Mary Land & Exploration Co.* ..............................          9,600                 229,200
Stone Energy Corp.* ...........................................          5,400                 169,425
Titan Exploration Inc.* .......................................         51,000                 309,187
Tom Brown, Inc.* ..............................................         35,600                 436,100
Tri-Link Resources Ltd. Cl. A* ................................         20,700                 186,584
Ulster Petroleum Ltd.* ........................................        121,500                 999,590
                                                                                         -------------
                                                                                            12,851,032
                                                                                         -------------
OIL SERVICE 0.5%
Atwood Oceanics, Inc.*@ .......................................         36,900                 767,981
BJ Services Co.* ..............................................         20,000                 325,000
Cooper Cameron Corp.* .........................................          7,600                 213,750
Diamond Offshore Drilling Inc. ................................         17,000                 442,000
J. Ray McDermott SA* ..........................................         10,000                 300,625
NewPark Resources Inc.* .......................................         60,900                 418,687
Noble Drilling Corp.* .........................................         15,300                 225,675
Precision Drilling Corp.* .....................................          9,100                 114,319
TMBR/Sharp Drilling, Inc.* ....................................         20,500                 125,563
Transocean Offshore Inc. ......................................         20,000                 693,750
                                                                                         -------------
                                                                                             3,627,350
                                                                                         -------------
Total Energy ..................................................                             16,478,382
                                                                                         -------------
UTILITY 0.1%
NATURAL GAS 0.1%
TransTexas Gas Corp.* .........................................        119,300                 410,093
                                                                                         -------------
Total Utility .................................................                                410,093
                                                                                         -------------
Total Equity Securities -- Inflation Responsive
  Investments (Cost $31,277,908) ..............................                             20,664,036
                                                                                         -------------

------------------------------------------------------------------------------------------------------
                                                     PRINCIPAL       MATURITY                VALUE
                                                       AMOUNT          DATE                 (NOTE 1)
------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES 37.2%
U.S. TREASURY 9.6%
U.S. Treasury Bond, 12.00% .......................  $   800,000      8/15/2013           $   1,251,376
U.S. Treasury Bond, 8.75% ........................    5,725,000      5/15/2017               8,168,831
U.S. Treasury Bond, 8.50% ........................    4,000,000      2/15/2020               5,689,360
U.S. Treasury Bond, 8.125% .......................    5,925,000      8/15/2021               8,216,316
U.S. Treasury Bond, 6.875% .......................    2,800,000      8/15/2025               3,475,948
U.S. Treasury Bond, 6.625% .......................    4,825,000      2/15/2027               5,862,375
U.S. Treasury Bond, 3.625% .......................    1,740,508      4/15/2028               1,735,617
U.S. Treasury Note, 6.375% .......................    6,775,000      8/15/2002               7,254,535
U.S. Treasury Note, 6.25% ........................    1,200,000      8/31/2002               1,279,828
U.S. Treasury Note, 7.875% .......................    7,150,000     11/15/2004               8,463,812
U.S. Treasury Note, 7.00% ........................    3,225,000      7/15/2006               3,757,125
U.S. Treasury STRIPS, 0.00% ......................    3,500,000     11/15/2001               3,059,945
U.S. Treasury STRIPS, 0.00% ......................    5,850,000      5/15/2003               4,788,283
U.S. Treasury STRIPS, 0.00% ......................    4,225,000      5/15/2007               2,844,862
U.S. Treasury STRIPS, 0.00% ......................    2,675,000      2/15/2019                 895,403
                                                                                         -------------
                                                                                            66,743,616
                                                                                         -------------
U.S. AGENCY MORTGAGE 6.5%
Federal Home Loan Mortgage Corp., 7.50% ..........       59,898      4/01/2002                  60,664
Federal Home Loan Mortgage Corp., 8.50% ..........          295      7/01/2009                     306
Federal Home Loan Mortgage Corp., 6.00% ..........    1,920,806      3/01/2013               1,941,800
Federal Home Loan Mortgage Corp., 6.00% ..........    2,184,597      5/01/2013               2,208,475
Federal National Mortgage Association, 9.50% .....      958,627     10/01/2003                 986,744
Federal National Mortgage Association, 8.00% .....      182,682      4/01/2008                 192,160
Federal National Mortgage Association, 8.00% .....      236,750      6/01/2008                 249,032
Federal National Mortgage Association, 8.50% .....      212,016      2/01/2009                 222,820
Federal National Mortgage Association, 6.00% .....    1,000,000      5/25/2022               1,025,000
Federal National Mortgage
  Association TBA, 6.50% .........................    4,350,000     11/17/2013               4,423,406
Federal National Mortgage
  Association TBA, 6.50% .........................   11,300,000     11/12/2028              11,483,625
Government National Mortgage Association, 6.50% ..      496,159      2/15/2009                 509,183
Government National Mortgage Association, 6.50% ..      177,179      6/15/2009                 181,830
Government National Mortgage Association, 6.50% ..    1,083,301      7/15/2009               1,111,738
Government National Mortgage Association, 7.50% ..      106,351     11/15/2010                 109,956
Government National Mortgage Association, 7.50% ..      759,132     12/15/2010                 784,867
Government National Mortgage Association, 7.00% ..    1,008,491      1/15/2025               1,041,580
Government National Mortgage Association TBA,
  6.50% ..........................................    4,825,000     11/18/2028               4,927,531
Government National Mortgage Association TBA,
  7.00% ..........................................   13,050,000     11/18/2028              13,461,891
                                                                                         -------------
                                                                                            44,922,608
                                                                                         -------------
TRUST CERTIFICATES 0.0%
Cooperative Utility Trust Certificates, 10.125% ..  $   225,000      3/15/2019           $     236,414
                                                                                         -------------
FINANCE/MORTGAGE 4.7%
A T & T Capital Corp. Note, 6.25% ................    1,725,000      5/15/2001               1,752,289
Advanta Credit Card Master Trust Series 1996-A
  Cl. A1, 6.00% ..................................      475,000     11/15/2005                 489,545
Arcadia Automobile Trust Series 97-C A5, 6.55% ...      675,000      6/15/2005                 691,954
Associates Corp. of North America Sr. Note, 6.45%.      700,000     10/15/2001                 723,793
Capital One Bank Sr. Note, 7.08% .................    1,850,000     10/30/2001               1,903,243
Cigna Corp. Deb., 7.875% .........................    1,400,000      5/15/2027               1,519,546
CIT Group Holdings Inc. Sr. Note, 6.80% ..........    1,400,000      4/17/2000               1,430,156
Commercial Credit Group Inc. Note, 6.45% .........    1,450,000      7/01/2002               1,505,868
Commercial Credit Group Inc. Sr. Note, 5.55% .....    1,400,000      2/15/2001               1,408,890
Countrywide Funding Corp. Note, 7.26% ............    1,400,000      5/10/2004               1,514,030
Countrywide Funding Corp. Note, 6.58% ............    1,100,000      9/21/2001               1,133,385
Countrywide Mortgage Inc. Series 1993-E A-1,
  6.50% ..........................................        6,367      1/25/2024                   6,345
Countrywide Mortgage Inc. Series 1994-2 A-7,
  6.50% ..........................................       35,095      4/25/2008                  34,952
Credit Suisse First Boston 97-C2 Cl. A2, 6.52% ...    1,225,000      7/17/2007               1,297,734
ERAC USA Finance Co. Note, 6.75%+ ................      700,000      5/15/2007                 738,717
Ford Credit Auto Owner Trust 1996 A Cl. A3, 6.50%
    ..............................................      432,117     11/15/1999                 432,519
GE Global Insurance Holding Corp. Note, 7.00% ....    2,225,000      2/15/2026               2,451,394
GMAC Commercial Mortgage Security Inc. 1997-C2
  Cl. A, 6.45% ...................................      676,001     12/15/2004                 697,971
GMAC Commercial Mortgage Security Inc. 1998-C1
  Cl. A1, 6.41% ..................................      807,228     11/15/2007                 834,472
GMAC Commercial Mortgage Security Inc. 1997-C2
  Cl. A, 6.55% ...................................    1,350,000      4/15/2029               1,405,687
LB Commercial Conduit Mortgage Trust 1998-C1 Cl ..
  A1, 6.33% ......................................    1,538,363     11/18/2004               1,580,180
MBNA Corp. Sr. Note, 6.875% ......................      675,000     11/15/2002                 710,674
MBNA Corp. Sr. Note, 7.125% ......................    1,300,000      9/15/2004               1,404,325
Morgan Stanley Capital Inc. 98-Cl. A1, 6.19% .....      676,969      1/15/2007                 688,816
Prime Credit Card Master Trust Series 1995-1A,
  6.75% ..........................................    1,800,000     11/15/2005               1,887,174
Prudential Home Mortgage Securities Co. Series
  93-29 A-6 PAC, 6.75% ...........................      584,976      8/25/2008                 589,176
Residential Funding Corp. Series 1993-S25 A-1,
  6.50% ..........................................       96,094      7/25/2008                  96,664
Sears Credit Account Master Trust Series 1997-1A,
  6.20% ..........................................      700,000      7/16/2007                 720,342
Structured Asset Securities Corp. Series 97-LL1-
  A1, 6.79% ......................................    1,346,869      6/12/2004               1,409,582
Zurich Capital Trust Note, 8.376%+ ...............    1,425,000      6/01/2037               1,558,708
                                                                                         -------------
                                                                                            32,618,131
                                                                                         -------------
CORPORATE 9.7%
Acme Boot Inc. Sr. Note Series B, 11.50% .........      250,000     12/15/2000                 105,000
Advanstar Commerce Inc. Sr. Note, 9.25%+ .........      550,000      5/01/2008                 533,500
Allbritton Communications Co. Sr. Sub. Deb.,
  9.75% ..........................................      250,000     11/30/2007                 256,250
Alvey Systems Inc. Sr. Sub. Note, 11.375% ........      250,000      1/31/2003                 259,375
American Business Information Inc. Sr. Note,
  9.50%+ .........................................      250,000      6/15/2008                 222,500
American Lawyer Media Inc. Sr. Sub. Note Series
  B, 9.75%+ ......................................      250,000     12/15/2007                 250,000
American Pacific Corp. Sr. Note, 9.25% ...........      500,000      3/01/2005                 490,000
American Telecasting Inc. Sr. Note, 0.00% to
  6/14/99, 12.50% from 6/15/99 to maturity .......      499,947      6/15/2004                 119,987
Ameristar Casinos Inc. Sr. Sub. Note, 10.50% .....      250,000      8/01/2004                 238,750
Ametek Inc. Sr. Note, 7.20%+ .....................      300,000      7/15/2008                 308,286
Archibald Candy Corp. Sr. Sec. Note, 10.25% ......      500,000      7/01/2004                 503,750
Aurora Foods Inc. Sr. Sub. Note, 8.75% ...........      100,000      7/01/2008                 103,000
Ball Corp. Sr. Sub. Note, 8.25%+ .................      750,000      8/01/2008                 770,625
Benedek Broadcasting Corp. Sr. Note, 11.875% .....      250,000      3/01/2005                 267,500
Benedek Communications Co. Sr. Sub. Note, 0.00%
  to 5/14/2001, 13.25% from 5/15/2001 to
  maturity .......................................    1,000,000      5/15/2006                 740,000
Buckeye Technologies Inc. Sr. Sub. Note, 8.00% ...      500,000     10/15/2010                 477,500
Capstar Broadcasting Corp. Sr. Note, 0.00% to
  1/31/2002, 12.75% from 2/1/2002 to maturity ....      750,000      2/01/2009                 566,250
CBS Radio Corp. Sub. Note, 11.375% ...............      263,200      1/15/2009                 302,022
Celcaribe SA Sr. Sec. Note, 13.50% ...............    1,830,000      3/15/2004               1,738,500
Cellnet Data Systems Inc. Sr. Note Series B,
  0.00% to 9/30/2002, 14.00% from 10/1/2002 to
  maturity .......................................    1,250,000     10/01/2007                 437,500
Cenargo International Ltd. Note,
  9.75%+ .........................................      500,000      6/15/2008                 405,000
Chase Manhattan Auto Owner Trust Note Cl. A4,
  5.80% ..........................................    1,700,000      2/17/2003               1,734,000
Cluett American Corp. Sr. Sub. Note, 10.125%+ ....      250,000      5/15/2008                 227,500
Coca-Cola Enterprises Inc. Deb., 6.75% ...........    1,825,000      9/15/2028               1,885,042
Columbia/HCA Healthcare Corp. Note, 6.91% ........    1,400,000      6/15/2005               1,375,360
Columbia/HCA Healthcare Corp. Note, 7.69% ........      650,000      6/15/2025                 569,153
Columbia/HCA Healthcare Corp. Note, 7.75% ........      750,000      7/15/2036                 662,993
Columbus McKinnon Corp. Sr. Sub. Note, 8.50%+ ....      200,000      4/01/2008                 177,000
Dover Corp. Deb., 6.65% ..........................    1,800,000      6/01/2028               1,842,390
Drypers Corp. Series B Sr. Note, 10.25% ..........      250,000      6/15/2007                 230,000
E. Spire Communications Sr. Note, 0.00% to
  3/31/2001, 12.75% from 4/1/2001 to maturity ....      250,000      4/01/2006                 184,375
Econophone Inc. Sr. Note, 13.50% .................      500,000      7/15/2007                 520,000
Econophone Inc. Sr. Note, 0.00% to
  2/14/2003, 11.00% from 2/15/2003 to maturity+ ..      850,000      2/15/2008                 425,000
Edison Mission Energy Funding Corp. Series A
  Note, 6.77%+ ...................................    1,997,440      9/15/2003               2,085,587
Elgar Holdings Inc. Sr. Sub. Note, 9.875%+ .......      400,000      2/01/2008                 336,000
Elgin National Industries Inc. Sr. Note Series B,
  11.00%+ ........................................      250,000     11/01/2007                 258,750
Empire Gas Corp. Sr. Sec. Note, 7.00% to 7/14/99,
  12.875% from
  7/15/99 to maturity ............................      750,000      7/15/2004                 577,500
Envirosource Inc. Note, 9.75% ....................    1,000,000      6/15/2003                 950,000
ERAC USA Finance Co. Note, 6.625%+ ...............      725,000      2/15/2005                 753,116
Falcon Holding Group LP Series B Sr. Deb.,
  8.375%+ ........................................      250,000      4/15/2010                 247,500
First Wave Marine Inc. Sr. Note, 11.00% ..........      250,000      2/01/2008                 237,500
Fort James Corp. Note, 6.23% .....................      825,000      3/15/2001                 837,086
Fort James Corp. Sr. Note, 6.625% ................    1,350,000      9/15/2004               1,407,793
French Fragrances Inc. Sr. Note Series B, 10.375%       250,000      5/15/2007                 257,500
Frontier Corp. Sr. Note, 9.125% ..................      500,000      2/15/2006                 455,000
General Binding Corp. Sr. Note, 9.375% ...........      400,000      6/01/2008                 398,000
GNI Group Inc. Sr. Note, 10.875%+ ................      650,000      7/15/2005                 646,750
Golden Ocean Group Ltd. Sr. Note, 10.00%+ ........      750,000      8/31/2001                 348,750
Great Central Mines Ltd. Sr. Note, 8.875%+ .......    1,000,000      4/01/2008                 945,000
Healthsouth Corp. Sr. Note, 6.875%+ ..............      900,000      6/15/2005                 950,283
Henry Co. Sr. Note, 10.00%+ ......................      200,000      4/15/2008                 190,000
Household Finance Corp. Note, 6.125% .............      900,000      7/15/2002                 919,215
ICG Holdings Inc. Sr. Note, 0.00% to 9/14/2000,
  13.50% from 9/15/2000 to maturity ..............      250,000      9/15/2005                 195,000
International Knife & Saw Inc. Sr. Sub. Note,
  11.375% ........................................      250,000     11/15/2006                 256,875
International Shipholding Corp. Sr. Note, 9.00%+ .      250,000      7/01/2003                 254,063
International Shipholding Corp. Sr. Note Series
  B, 7.75% .......................................      500,000     10/15/2007                 455,000
International Utility Structures Inc. Sr. Sub. ...
  Note, 10.75%+ ..................................      250,000      2/01/2008                 222,500
Intertek Finance PLC Series B Sr. Sub. Note,
  10.25% .........................................      625,000     11/01/2006                 575,000
Ionica PLC Sr. Note, 13.50% ......................      500,000      8/15/2006                 150,000
J. Crew Group Inc. Sr. Note, 0.00% to 10/14/2002,
  13.125% from
  10/15/2002 to maturity .........................      600,000     10/15/2008                 234,000
J. Crew Operating Corp. Sr. Sub. Note, 10.375%+ ..      350,000     10/15/2007                 262,500
J.B. Poindexter Inc. Sr. Note, 12.50% ............      750,000      5/15/2004                 705,000
J.H. Heafner Inc. Sr. Note, 10.00%+ ..............      500,000      5/15/2008                 465,000
Johnstown America Industries, Inc. Sr. Sub. Note,
  11.75% .........................................      250,000      8/15/2005                 257,500
Kitty Hawk Inc. Sr. Sec. Note, 9.95%+ ............      250,000     11/15/2004                 250,000
Krystal Co. Sr. Note, 10.25% .....................      250,000     10/01/2007                 248,750
Loehmanns Inc. Sr. Note, 11.875% .................      350,000      5/15/2003                 318,500
Microcell Telecommunications, Inc. Sr. Note
  Series B, 0.00% to
  10/14/2002, 11.125% from
  10/15/2002 to maturity .........................      425,000     10/15/2007                 150,447
NE Restaurant Inc. Sr. Note, 10.75%+ .............      250,000      7/15/2008                 238,750
New York State Power Authority Revenue Bonds,
  Series D, 6.17% ................................    2,000,000      2/15/2001               2,050,900
Newpark Resources Inc. Sr. Sub. Note Series B,
  8.625%+ ........................................      250,000     12/15/2007                 237,500
News America Holdings Inc. Deb., 7.375% ..........    1,675,000     10/17/2008               1,805,817
Norcal Waste Systems Inc. Series B Sr. Note,
  13.50% .........................................      500,000     11/15/2005                 575,000
North Atlantic Trading Inc. Sr. Note, 11.00% .....      750,000      6/15/2004                 708,750
Ocean Energy Inc. Sr. Note, 7.625%+ ..............      100,000      7/01/2005                  98,500
Ocean Energy Inc. Sr. Sub. Note, 8.375%+ .........      150,000      7/01/2008                 143,250
Owens-Illinois Inc. Sr. Deb., 7.50% ..............    1,000,000      5/15/2010               1,066,920
P&L Coal Holdings Corp. Sr. Note, 8.875%+ ........      500,000      5/15/2008                 506,875
Packaging Resources Inc. Sr. Sec. Note, 11.625% ..      750,000      5/01/2003                 735,000
Pagemart Nationwide Inc. Sr. Note, 0.00% to
  1/31/2000, 15.00% from 2/1/2000 to maturity ....      550,000      2/01/2005                 486,750
Pagemart Wireless Inc. Sr. Sub. Note, 0.00% to
  1/31/2002, 11.25% from 2/1/2003 to maturity ....      500,000      2/01/2008                 270,000
Pathmark Stores Inc. Sub. Deb., 12.625% ..........      250,000      6/15/2002                 237,500
Petroliam Nasional BHD Note, 7.125%+ .............    1,450,000      8/15/2005                 974,617
Phase Metrics Inc. Sr. Note, 10.75%+ .............      750,000      2/01/2005                 543,750
Pool Energy Services Co. Sr. Sub. Note, 8.625%+ ..      400,000      4/01/2008                 350,000
Primedia Inc. Sr. Note, 7.625%+ ..................      250,000      4/01/2008                 242,500
Primus Telecommunications Group Sr. Note, 11.75% .      250,000      8/01/2004                 240,000
Protection One Alarm Inc. Sr. Note, 0.00% to
  6/29/98, 13.625% from  6/30/98 to maturity .....      325,000      6/30/2005                 364,813
Quest Diagnostics Inc. Sr. Sub. Note, 10.75% .....      500,000     12/15/2006                 535,000
R. H. Donnelley Inc. Sr. Sub. Note, 9.125%+ ......      250,000      6/01/2008                 254,063
Railcar Leasing LLC Sr. Sec. Note, 6.75%+ ........      773,258      7/15/2006                 809,802
Rose Hills Co. Sr. Sub. Note, 9.50% ..............      250,000     11/15/2004                 237,500
RSL Communications Ltd. Sr. Note, 12.25% .........      750,000     11/15/2006                 776,250
Sea Containers Ltd. Sr. Note Series B, 7.875%+ ...      300,000      2/15/2008                 283,500
SFX Entertainment Inc. Sr. Note Series B,
  9.125%+ ........................................      500,000      2/01/2008                 465,000
Shop Vac Corp. Sr. Sec. Note, 10.625% ............      450,000      9/01/2003                 477,000
Simonds Industries Inc. Sr. Sub. Note, 10.25%+ ...      250,000      7/01/2008                 246,250
Sitel Corp. Sr. Sub. Note, 9.25%+ ................      250,000      3/15/2006                 232,500
Solutia Inc. Note, 6.50% .........................    1,400,000     10/15/2002               1,422,442
Spanish Broadcasting Systems Inc. Sr. Note,
  12.50% .........................................    1,000,000      6/15/2002               1,090,000
Startec Global Communications Corp. Sr. Note,
  12.00%+ ........................................      500,000      5/15/2008                 432,500
Stena AB Sr. Note, 8.75% .........................      250,000      6/15/2007                 233,750
Tekni Plex Inc. Series B Sr. Sub. Note, 11.25% ...      500,000      4/01/2007                 522,500
Telecommunications Techniques Co. LLC Sr. Sub. ...
  Note, 9.75%+ ...................................      250,000      5/15/2008                 227,500
Tenet Healthcare Corp. Sr. Note, 8.00% ...........      500,000      1/15/2005                 507,500
Tenet Healthcare Corp. Sr. Note, 7.625%+ .........      500,000      6/01/2008                 505,000
Time Warner Telecom LLC Sr. Note, 9.75% ..........      100,000      7/15/2008                 100,000
Tokheim Corp. Sr. Sub. Note Series B, 11.50% .....      250,000      8/01/2006                 282,500
Transamerican Energy Corp. Sr. Sec. Note Series
  B, 0.00% to 6/14/99, 13.00% from 6/15/99 to
  maturity .......................................      250,000      6/15/2002                 120,000
Transamerican Energy Corp. Sr. Sec. Note Series
  B, 11.50% ......................................    1,000,000      6/15/2002                 550,000
Transwestern Holdings LP Sr. Note Series B, 0.00%
  to 11/14/2002, 11.875% from 11/15/2002 to
  maturity+ ......................................      250,000     11/15/2008                 156,250
Transwestern Publishing Company LP Sr. Sub. Note,
  9.625% .........................................      250,000     11/15/2007                 255,000
Tyco International Group SA, 6.25% ...............    1,800,000      6/15/2003               1,863,810
U.S.A. Mobile Communications Inc. Sr. Note, 9.50%
    ..............................................      750,000      2/01/2004                 667,500
Unilab Corp. Sr. Note, 11.00% ....................      500,000      4/01/2006                 515,000
Viatel Inc. Sr. Note, 11.25%+ ....................      750,000      4/15/2008                 682,500
Viatel Inc. Sr. Note, 0.00% to
  4/14/2003, 12.50% from 4/15/2003
  to maturity+ ...................................      350,000      4/15/2008                 171,500
Westpoint Stevens Inc. Sr. Note, 7.875% ..........      750,000      6/15/2008                 761,250
Winstar Communications Inc. Sr. Sub. Cv. Note,
  0.00% to 10/14/2000, 14.00% from 10/15/2000 to
  maturity+ ......................................      300,000     10/15/2005                 306,000
Winstar Equipment Corp. Sr. Sec. Exch. Note,
  12.50% .........................................      400,000      3/15/2004                 364,000
Wireless One Inc. Sr. Note, 0.00% to 7/31/2001,
  13.50% from 8/1/2001 to maturity ...............    1,250,000      8/01/2006                 118,750
Woodside Finance Ltd. Note, 6.60%+ ...............      875,000      4/15/2008                 879,883
Worldcom Inc. Note, 6.125% .......................    1,800,000      8/15/2001               1,841,526
                                                                                         -------------
                                                                                            67,500,291
                                                                                         -------------
FOREIGN GOVERNMENT 5.9%
                                                    Greek Drachma
Republic of Greece, 8.80% ........................  3,100,000,000    6/19/2007           $  10,966,396
                                                 New Zealand Dollar
Government of New Zealand, 10.00% ................   14,200,000      3/15/2002               8,054,238
Government of New Zealand, 8.00% .................   16,075,000     11/15/2006               9,232,376
                                                   Pound Sterling
United Kingdom Treasury, 8.50% ...................    6,150,000     12/07/2005              12,602,277
                                                                                         -------------
                                                                                            40,855,287
                                                                                         -------------
FOREIGN 0.8%
Province of Ontario Deb., 5.50% ..................  $ 1,550,000     10/01/2008               1,379,500
Province of Quebec Deb., 7.125% ..................      375,000      2/09/2024                 405,915
Usinor Sacilor Note, 7.25% .......................    3,500,000      8/01/2006               3,623,025
                                                                                         -------------
                                                                                             5,408,440
                                                                                         -------------
Total Fixed Income Securities (Cost $256,233,720).............................             258,284,787
                                                                                         -------------
CASH EQUIVALENTS 17.1%
American Express Credit Corp., 5.55% .............    9,000,000     10/05/1998               9,000,000
American Express Credit Corp., 5.27% .............    3,236,000     10/08/1998               3,236,000
American Express Credit Corp., 5.50% .............   18,280,000     10/20/1998              18,280,000
CIT Group Holdings Inc., 5.25% ...................    8,593,000     10/14/1998               8,593,000
E.I. Du Pont De Nemours & Co., 5.47% .............    9,834,000     10/16/1998               9,811,669
Ford Motor Credit Co., 5.35% .....................    3,093,000     10/01/1998               3,093,000
Ford Motor Credit Co., 5.21% .....................   13,751,000     10/05/1998              13,751,000
Ford Motor Credit Co., 5.28% .....................    7,793,000     10/08/1998               7,793,000
General Electric Capital Corp., 5.45% ............    5,406,000     10/05/1998               5,406,000
General Electric Capital Corp., 5.49% ............    5,767,000     10/14/1998               5,767,000
Goldman Sachs Group LP, 5.59% ....................   10,000,000     10/08/1998               9,989,150
Household Finance Corp., 5.28% ...................   13,000,000     10/14/1998              13,000,000
Merrill Lynch & Company Inc., 5.53% ..............   10,996,000     10/05/1998              10,989,268
                                                                                         -------------
Total Cash Equivalents (Cost $118,709,087) ...................................             118,709,087
                                                                                         -------------
-----------------------------------------------------------------------------------------------------
                                                                   SHARES
-----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 14.2%
State Street Navigator Securities
  Lending Prime Portfolio .....................................     98,419,742              98,419,742
                                                                                         -------------
Total Short-Term Investments (Cost $98,419,792) ...............                             98,419,742
                                                                                         -------------
Total Investments (Cost $828,383,662) - 118.9% ................                            825,140,678
Cash and Other Assets, Less Liabilities - (18.9%)                                         (131,233,237)
                                                                                         -------------
Net Assets - 100.0% ...........................................                          $ 693,907,441
                                                                                         =============
Federal Income Tax Information (Note 1):
At September 30, 1998, the net  unrealized depreciation of investments based on cost for Federal income tax purposes of $828,931,108 was as follows:
Aggregate gross unrealized appreciation for all investments in
which there is an excess of value over tax cost ..............................           $ 58,996,794
Aggregate gross unrealized depreciation for all investments in
  which there is an excess of tax cost over value ............................             (62,787,224)
                                                                                         -------------
                                                                                         $  (3,790,430)
                                                                                         =============

    ADR and GDR stand for American Depositary Receipt and Global Depositary Receipt, respectively, representing ownership of for eign securities.

*   Nonincome-producing securities.

/\  Payments of income may be made in cash or in the form of additional securities.

(+) Security restricted as to public resale. The total cost and market value of restricted securities owned at September 30, 199 8 were $300,425 and $224,360 (0.03% of net assets), respectively.

+   Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such secur ities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at September 30, 1998 were $25,151,927 and $24,245,785
    (3.49% of net assets), respectively.

++  268,200 shares of Abacan Resource Corp., 1,400 shares of Cabot Corp., 10,000 shares of Cliffs
    Drilling Co., 35,325 shares of Maxx Petroleum Ltd., and 149,580 shares of Seagull Energy Corp. are considered by the Adviser to be part of Inflation Responsive Investments.

@   194,400 shares of Arakis Energy Corp., 16,900 shares of Atwood Oceanics, Inc., 38,900 shares of KCS
    Energy, Inc., and 25,000 shares of Seven Seas Petroleum Inc. are considered by the Adviser to be part of Equity Securities.

TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement. Although the unit price has been established, the principal value has not been finalized and may vary by no more than 1%.

Forward currency exchange contracts outstanding at September 30, 1998, are as follows:

                                                                                               UNREALIZED
                                                                           CONTRACT           APPRECIATION         DELIVERY
                                                        TOTAL VALUE         PRICE            (DEPRECIATION)          DATE
---------------------------------------------------------------------------------------------------------------------------
Sell Canadian dollars, buy U.S. dollars                  530,000 CAD     0.67249 CAD             $  9,006          10/23/98
Sell Canadian dollars, buy U.S. dollars                5,250,826 CAD     0.66122 CAD               30,267          12/15/98
Buy Canadian dollars, sell U.S. dollars                  248,000 CAD     0.65624 CAD                 (182)         10/23/98
Sell Deutsche marks, buy U.S. dollars                  9,398,000 DEM     0.56465 DEM             (333,949)         11/13/98
Sell Deutsche marks, buy U.S. dollars                 10,090,000 DEM     0.56453 DEM             (359,825)         11/13/98
Sell British pounds, buy U.S. dollars                  8,600,000 GBP     1.64000 GBP             (498,035)         10/23/98
Buy British pounds, sell U.S. dollars                  1,600,000 GBP     1.64310 GBP               87,698          10/23/98
Sell New Zealand dollars, buy U.S. dollars             4,580,000 NZD     0.52410 NZD              107,667          10/23/98
Sell New Zealand dollars, buy U.S. dollars             7,207,000 NZD     0.52500 NZD              175,909          10/23/98
Sell New Zealand dollars, buy U.S. dollars            18,210,000 NZD     0.50100 NZD                6,372          11/13/98
Sell New Zealand dollars, buy U.S. dollars             2,800,000 NZD     0.50741 NZD               18,928          11/13/98
Sell New Zealand dollars, buy U.S. dollars               666,000 NZD     0.50400 NZD                2,230          11/13/98
Sell Japanese yen, buy U.S. dollars                1,380,810,290 JPY     0.00725 JPY             (206,686)         12/16/98
                                                                                                ---------
                                                                                                $(960,600)
                                                                                                =========

Futures contracts open at September 30, 1998, are as follows:

                                                EXPIRATION       UNREALIZED
TYPE                         NOTIONAL COST         MONTH        APPRECIATION
------------------------------------------------------------------------------

U.S. Treasury Bonds            $1,200,000     December, 1998       $64,227

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MANAGED ASSETS

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
Investments, at value (Cost $828,383,662) (Note 1) ............    $825,140,678
Cash ..........................................................           1,191
Receivable for securities sold ................................      36,269,149
Interest and dividends receivable .............................       4,177,400
Receivable for fund shares sold ...............................         752,825
Receivable for open forward contracts .........................         438,077
Receivable for variation margin (Note 1) ......................          16,875
Other assets ..................................................          36,837
                                                                   ------------
                                                                    866,833,032
LIABILITIES
Payable for collateral received on securities loaned ..........      98,419,742
Payable for securities purchased ..............................      71,298,026
Payable for open forward contracts ............................       1,398,677
Accrued management fee (Note 2) ...............................         414,980
Accrued distribution and service fees (Note 4) ................         364,438
Payable for fund shares redeemed ..............................         351,224
Accrued transfer agent and shareholder services
  (Note 2) ....................................................         253,025
Dividends payable .............................................         122,863
Accrued trustees' fees (Note 2) ...............................          18,849
Other accrued expenses ........................................         283,767
                                                                   ------------
                                                                    172,925,591
                                                                   ------------
NET ASSETS ....................................................    $693,907,441
                                                                   ============
Net Assets consist of:
  Undistributed net investment income .........................    $  3,441,554
  Unrealized depreciation of investments ......................      (3,242,984)
  Unrealized appreciation of futures contracts ................          64,227
  Unrealized depreciation of forward contracts and
    foreign currency ..........................................        (947,221)
  Accumulated net realized gain ...............................      34,696,074
  Paid-in capital .............................................     659,895,791
                                                                   ------------
                                                                   $693,907,441
                                                                   ============
Net Asset Value and redemption price per share of Class A
  shares ($301,520,328 / 30,129,764 shares) ...................          $10.01
                                                                         ======
Maximum Offering Price per share of Class A shares
  ($10.01 / .955) .............................................          $10.48
                                                                         ======
Net Asset Value and offering price per share of Class B shares
  ($352,096,910 / 35,320,319 shares)* .........................          $ 9.97
                                                                         ======
Net Asset Value and offering price per share of Class C shares
  ($21,359,539 / 2,138,163 shares)* ...........................          $ 9.99
                                                                         ======
Net Asset Value, offering price and redemption price per share
  of Class S shares ($18,930,664 / 1,891,619 shares) ..........          $10.01
                                                                         ======
-------------------------------------------------------------------------------
* Redemption price per share for Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
Interest, net of foreign taxes of $43,442 (Note 1) .............. $  10,774,751
Dividends, net of foreign taxes of $106,175 .....................     2,207,119
                                                                  -------------
                                                                     12,981,870
EXPENSES
Management fee (Note 2) .........................................     2,767,655
Transfer agent and shareholder services (Note 2) ................       561,278
Custodian fee ...................................................       213,975
Service fee - Class A (Note 4) ..................................       404,724
Distribution and service fees - Class B (Note 4) ................     1,860,084
Distribution and service fees - Class C (Note 4) ................       115,819
Reports to shareholders .........................................        51,090
Registration fees ...............................................        50,011
Audit fee .......................................................        19,496
Trustees' fees (Note 2) .........................................        18,849
Legal fees ......................................................         6,921
Miscellaneous ...................................................         5,360
                                                                  -------------
                                                                      6,075,262
                                                                  -------------
Net investment income ...........................................     6,906,608
                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  FOREIGN CURRENCY, FORWARD CONTRACTS AND
  FUTURES CONTRACTS
Net realized gain on investments (Notes 1 and 3) ................    33,379,231
Net realized gain on futures contracts (Note 1) .................        85,023
Net realized gain on forward contracts and foreign
  currency (Note 1) .............................................     2,201,299
                                                                  -------------
  Total net realized gain .......................................    35,665,553
                                                                  -------------
Net unrealized depreciation of investments ......................  (112,725,849)
Net unrealized appreciation of futures contracts ................        64,227
Net unrealized depreciation of forward contracts and
  foreign currency ..............................................    (1,454,916)
                                                                  -------------
  Total net unrealized depreciation .............................  (114,116,538)
                                                                  -------------
Net loss on investments, foreign currency,
  forward contracts and futures contracts .......................   (78,450,985)
                                                                  -------------
Net decrease in net assets resulting from
  operations .................................................... $ (71,544,377)
                                                                  =============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MANAGED ASSETS

---------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------

                                                                                        SIX MONTHS ENDED
                                                                 YEAR ENDED            SEPTEMBER 30, 1998
                                                               MARCH 31, 1998             (UNAUDITED)
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income .....................................    $   10,119,003           $    6,906,608
Net realized gain on investments,
  foreign currency, forward contracts and futures contracts        82,857,774               35,665,553
Net unrealized appreciation
  (depreciation) of investments, foreign currency, forward
  contracts and futures contracts .........................        68,188,178             (114,116,538)
                                                               --------------           --------------
Net increase (decrease) resulting from
  operations ..............................................       161,164,955              (71,544,377)
                                                               --------------           --------------
Dividends from net investment income: Class A .............        (5,845,453)              (2,996,320)
  Class B .................................................        (3,857,267)              (2,127,164)
  Class C .................................................          (254,051)                (119,172)
  Class S .................................................          (535,841)                (237,660)
                                                               --------------           --------------
                                                                  (10,492,612)              (5,480,316)
                                                               --------------           --------------
Distributions from net realized gains: Class A ............       (34,942,599)             (13,408,629)
  Class B .................................................       (37,667,215)             (15,386,668)
  Class C .................................................        (2,507,060)                (958,429)
  Class S .................................................        (2,858,624)              (1,043,133)
                                                               --------------           --------------
                                                                  (77,975,498)             (30,796,859)
                                                               --------------           --------------
Net increase from fund share
  transactions (Note 5) ...................................       142,539,444               51,878,734
                                                               --------------           --------------
Total increase (decrease) in net assets ...................       215,236,289              (55,942,818)
NET ASSETS
Beginning of period .......................................       534,613,970              749,850,259
                                                               --------------           --------------
End of period (including undistributed net investment
  income of $2,015,262 and $3,441,554, respectively) ......    $  749,850,259           $  693,907,441
                                                               ==============           ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1
State Street Research Managed Assets (the "Fund"), is a series of State Street Research Income Trust (the "Trust"), which was organized as a Massachusetts business trust in December, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in December 1988. The Trust consists presently of two separate funds: State Street Research Managed Assets and State Street Research High Income Fund.

The investment objective of the Fund is to seek a high total return while attempting to limit investment risk and preserve capital. To achieve its investment objective, the Fund intends to allocate assets among selected investments in the following sectors: Fixed Income Securities, Equity Securities, Inflation Responsive Investments and Cash & Cash Equivalents. Total return may include current income as well as capital appreciation. The Fund's investment manager believes that the timely re-allocation of assets can enhance performance and reduce portfolio volatility.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. If not quoted on the NASDAQ system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees.

B. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

D. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. Certain fixed income securities held by the Fund pay interest or dividends in the form of additional securities (payment-in-kind securities). Interest income on payment-in-kind fixed income securities is recorded using the effective- interest method. Dividend income on payment-in-kind preferred securities is recorded at the market value of securities received. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

E. DIVIDENDS
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions, paydown gains and losses and wash sale deferrals.

F. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At September 30, 1998, the value of the securities loaned and the value of collateral were $95,096,854 and $98,419,742, respectively. During the six months ended September 30, 1998, income from securities lending amounted to $174,336 and is included in interest income.

I. FUTURES CONTRACTS
The Fund may enter into futures contracts as a hedge against unfavorable market conditions and to enhance income. The Fund will not purchase any futures contract if, after such purchase, more than one-third of net assets would be represented by long futures contracts. The Fund will limit its risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the Fund deposits with the selling broker sufficient cash or U.S. Government securities to meet the minimum "initial margin" requirements. Thereafter, the Fund receives from or pays to the broker cash or U.S. Government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTE 2
Prior to August 1, 1998, the Adviser earned monthly fees at an annual rate of 0.75% of the Fund's average daily net assets. Effective August 1, 1998 the management fee is 0.75% of the first $500 million of net assets, annually, 0.70% of the next $500 million, and 0.65% of any amount over $1 billion. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended September 30, 1998, the fees pursuant to such agreement amounted to $2,767,655.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the Fund may be purchased. During the six months ended September 30, 1998, the amount of such expenses was $199,303.

The fees of the Trustees not currently affiliated with the Adviser amounted to $18,849 during the six months ended September 30, 1998.

NOTE 3
For the six months ended September 30, 1998, purchases and sales of securities, exclusive of short-term obligations and forward foreign currency exchange contracts, aggregated $463,567,863, and $483,772,006 (including $224,432,561 and $210,185,618 of U.S. Government obligations), respectively.

NOTE 4
The Trust has adopted a Plan of Distribution pursuant to Rule
12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended September 30, 1998, fees pursuant to such plan amounted to $404,724, $1,860,084 and $115,819 for Class A, Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $102,378 and $681,058, respectively, on sales of Class A shares of the Fund during the six months ended September 30, 1998, and that MetLife Securities, Inc. earned commissions aggregating $1,475,935 on sales of Class B shares, and the Distributor collected contingent deferred sales charges aggregating $290,339 and $1,650 on redemptions of Class B and Class C shares, respectively, during the same period.

NOTE 5
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

Share transactions were as follows:

                                                                              SIX MONTHS ENDED
                                              YEAR ENDED                     SEPTEMBER 30, 1998
                                            MARCH 31, 1998                       (UNAUDITED)

                                   ---------------------------------  ---------------------------------
CLASS A                                SHARES           AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ...................      5,722,390       $ 63,984,989         2,646,068        $28,917,144
Issued upon reinvestment of:
  Dividends  from net investment
income ........................        511,711          5,655,896           276,594          2,908,359
  Distributions from net realized
gains .........................      3,275,657         34,024,678         1,183,580         13,078,558
Shares repurchased ............     (4,510,796)       (50,245,975)       (2,473,306)       (26,965,582)
                                   -----------       ------------       -----------        -----------
Net increase ..................      4,998,962       $ 53,419,588         1,632,936        $17,938,479
                                   ===========       ============       ===========        ===========

CLASS B                                SHARES           AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ...................      7,594,312       $ 84,286,716         4,415,491        $48,336,080
Issued upon reinvestment of:
  Dividends from net investment
    income ....................        351,570          3,838,405           194,963          2,037,932
  Distributions from net realized
    gains .....................      3,545,630         36,684,475         1,364,850         15,013,348
Shares repurchased ............     (3,817,822)       (42,267,060)       (2,592,016)       (27,939,768)
                                   -----------       ------------       -----------        -----------
Net increase ..................      7,673,690       $ 82,542,536         3,383,288        $37,447,592
                                   ===========       ============       ===========        ===========

CLASS C                                SHARES           AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ...................        465,412       $  5,129,443           253,243        $ 2,759,303
Issued upon reinvestment of:
  Dividends from net investment
    income ....................         20,654            226,439            10,376            109,179
  Distributions from net realized
    gains .....................        221,602          2,295,214            77,902            858,473
Shares repurchased ............       (334,060)        (3,714,768)         (260,903)        (2,794,783)
                                   -----------       ------------       -----------        -----------
Net increase ..................        373,608       $  3,936,328            80,618        $   932,172
                                   ===========       ============       ===========        ===========

CLASS S                                SHARES            AMOUNT           SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ...................        644,321       $  7,206,721           329,152        $ 3,583,022
Issued upon reinvestment of:
  Dividends from net investment
    income ....................         48,246            534,170            22,426            236,970
  Distributions from net realized
    gains .....................        274,906          2,856,650            94,172          1,041,538
Shares repurchased ............       (714,208)        (7,956,549)         (852,288)        (9,301,039)
                                   -----------       ------------       -----------        -----------
Net increase (decrease) .......        253,265       $  2,640,992          (406,538)       $(4,439,509)
                                   ===========       ============       ===========        ===========

STATE STREET RESEARCH MANAGED ASSETS

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                                                CLASS A
                                                ---------------------------------------------------------------------------
                                                               YEARS ENDED MARCH 31                       SIX MONTHS ENDED
                                                --------------------------------------------------       SEPTEMBER 30, 1998
                                                 1994       1995      1996(1)   1997(1)    1998(1)         (UNAUDITED)(1)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)         8.94       8.94       8.76      10.29      10.40               11.60
                                                -----      -----      -----      -----      -----               -----
  Net investment income ($)*                     0.22       0.27       0.23       0.21       0.22                0.12
  Net realized and unrealized gain (loss)
    on investments, foreign currency,
    forward contracts and futures
    contracts ($)                                0.72      (0.14)      1.72       1.05       2.61               (1.14)
                                                -----      -----      -----      -----      -----               -----
TOTAL FROM INVESTMENT OPERATIONS ($)             0.94       0.13       1.95       1.26       2.83               (1.02)
                                                -----      -----      -----      -----      -----               -----
  Dividends from net investment income ($)      (0.22)     (0.17)     (0.26)     (0.28)     (0.23)              (0.10)
  Distributions from net realized gains ($)     (0.72)     (0.14)     (0.16)     (0.87)     (1.40)              (0.47)
                                                -----      -----      -----      -----      -----               -----
TOTAL DISTRIBUTIONS ($)                         (0.94)     (0.31)     (0.42)     (1.15)     (1.63)              (0.57)
                                                -----      -----      -----      -----      -----               -----
NET ASSET VALUE, END OF PERIOD ($)               8.94       8.76      10.29      10.40      11.60               10.01
                                                =====      =====      =====      =====      =====               =====
Total return (3) (%)                            10.96       1.52      22.55      12.49      29.62               (9.17)(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)     166,011    181,358    207,713    244,348    330,421             301,520
Ratio of operating expenses to average
  net assets (%)*                                1.25       1.25       1.25       1.25       1.28                1.25(5)
Ratio of net investment income to average
  net assets (%)*                                2.75       3.11       2.34       2.02       1.96                2.25(5)
Portfolio turnover rate (%)                    105.17      89.58     109.20     108.41     133.30               68.51
*Reflects voluntary reduction of expenses
 per share of these amounts ($)                  0.02       0.03       0.02       0.01       0.00                --

                                                                                 CLASS B
                                                ---------------------------------------------------------------------------
                                                               YEARS ENDED MARCH 31                        SIX MONTHS ENDED
                                                ---------------------------------------------------       SEPTEMBER 30, 1998
                                                1994(2)     1995      1996(1)   1997(1)     1998(1)         (UNAUDITED)(1)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)         8.78       8.92       8.74      10.25      10.37               11.55
                                                -----      -----      -----      -----      -----               -----
  Net investment income ($)*                     0.16       0.20       0.15       0.13       0.13                0.08
  Net realized and unrealized gain (loss)
    on investments, foreign currency,
    forward contracts and futures
    contracts ($)                                0.39      (0.13)      1.71       1.06       2.59               (1.13)
                                                -----      -----      -----      -----      -----               -----
TOTAL FROM INVESTMENT OPERATIONS ($)             0.55       0.07       1.86       1.19       2.72               (1.05)
                                                -----      -----      -----      -----      -----               -----
  Dividends from net investment income ($)      (0.18)     (0.11)     (0.19)     (0.20)     (0.14)              (0.06)
  Distributions from net realized gains ($)     (0.23)     (0.14)     (0.16)     (0.87)     (1.40)              (0.47)
                                                -----      -----      -----      -----      -----               -----
TOTAL DISTRIBUTIONS ($)                         (0.41)     (0.25)     (0.35)     (1.07)     (1.54)              (0.53)
                                                -----      -----      -----      -----      -----               -----
NET ASSET VALUE, END OF PERIOD ($)               8.92       8.74      10.25      10.37      11.55                9.97
                                                =====      =====      =====      =====      =====               =====
Total return(3) (%)                              6.26(4)    0.82      21.48      11.76      28.53               (9.46)(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)      83,244    152,251    193,272    251,518    368,975             352,097
Ratio of operating expenses to average
  net assets (%)*                                2.00(5)    2.00       2.00       2.00       2.03                2.00(5)
Ratio of net investment income to average
  net assets (%)*                                2.03(5)    2.38       1.59       1.27       1.21                1.50(5)
Portfolio turnover rate (%)                    105.17      89.58     109.20     108.41     133.30               68.51
*Reflects voluntary reduction of expenses
 per share of these amounts ($)                  0.03       0.03       0.02       0.01       0.00                --
------------------------------------------------------------------------------------------------------------------------------------
  (1)  Per-share figures have been calculated using the average shares method.
  (2)  June 1, 1993 (commencement of share class designations) to March 31, 1994.
  (3)  Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
  (4)  Not annualized.
  (5)  Annualized.

STATE STREET RESEARCH MANAGED ASSETS
----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
----------------------------------------------------------------------------------------------------------------------------

                                                                                  CLASS C
                                                ----------------------------------------------------------------------------
                                                               YEARS ENDED MARCH 31                        SIX MONTHS ENDED
                                                -------------------------------------------------         SEPTEMBER 30, 1998
                                                1994(2)     1995     1996(1)    1997(1)    1998(1)          (UNAUDITED)(1)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)         8.78       8.93       8.75      10.27      10.38               11.57
                                                -----      -----      -----      -----      -----               -----
  Net investment income ($)*                     0.16       0.20       0.15       0.13       0.13                0.08
  Net realized and unrealized gain (loss)
    on  investments, foreign currency,
    forward contracts and futures
    contracts ($)                                0.40      (0.13)      1.72       1.05       2.60               (1.13)
                                                -----      -----      -----      -----      -----               -----
TOTAL FROM INVESTMENT OPERATIONS ($)             0.56       0.07       1.87       1.18       2.73               (1.05)
                                                -----      -----      -----      -----      -----               -----
  Dividends from net investment income ($)      (0.18)     (0.11)     (0.19)     (0.20)     (0.14)              (0.06)
  Distributions from net realized gains ($)     (0.23)     (0.14)     (0.16)     (0.87)     (1.40)              (0.47)
                                                -----      -----      -----      -----      -----               -----
TOTAL DISTRIBUTIONS ($)                         (0.41)     (0.25)     (0.35)     (1.07)     (1.54)              (0.53)
                                                -----      -----      -----      -----      -----               -----
NET ASSET VALUE, END OF PERIOD ($)               8.93       8.75      10.27      10.38      11.57                9.99
                                                =====      =====      =====      =====      =====               =====
Total return(3) (%)                              6.31(4)    0.82      21.54      11.64      28.59               (9.49)(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)       7,117     12,772     13,061     17,485     23,807              21,360
Ratio of operating expenses to average
  net assets (%)*                                2.00(5)    2.00       2.00       2.00       2.03                2.00(5)
Ratio of net investment income to average
  net  assets (%)*                               2.03(5)    2.39       1.60       1.26       1.21                1.50(5)
Portfolio turnover rate (%)                    105.17      89.58     109.20     108.41     133.30               68.51

*Reflects voluntary reduction of expenses
 per share of these amounts ($)                  0.03       0.03       0.02       0.01       0.00                --

                                                                                     CLASS S
                                                ----------------------------------------------------------------------------
                                                                 YEARS ENDED MARCH 31                     SIX MONTHS ENDED
                                                --------------------------------------------------       SEPTEMBER 30, 1998
                                               1994(2)      1995     1996(1)    1997(1)    1998(1)         (UNAUDITED)(1)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)         8.78       8.95       8.77      10.29      10.40               11.60
                                                -----      -----      -----      -----      -----               -----
  Net investment income ($)*                     0.21       0.29       0.25       0.24       0.25                0.14
  Net realized and unrealized gain (loss)
    on investments, foreign currency,
    forward contracts and futures
    contracts ($)                                0.43      (0.14)      1.71       1.05       2.60               (1.15)
                                                -----      -----      -----      -----      -----               -----
TOTAL FROM INVESTMENT OPERATIONS ($)             0.64       0.15       1.96       1.29       2.85               (1.01)
                                                -----      -----      -----      -----      -----               -----
  Dividends from net investment income ($)      (0.24)     (0.19)     (0.28)     (0.31)     (0.25)              (0.11)
  Distributions from net realized gains ($)     (0.23)     (0.14)     (0.16)     (0.87)     (1.40)              (0.47)
                                                -----      -----      -----      -----      -----               -----
TOTAL DISTRIBUTIONS ($)                         (0.47)     (0.33)     (0.44)     (1.18)     (1.65)              (0.58)
                                                -----      -----      -----      -----      -----               -----
NET ASSET VALUE, END OF PERIOD ($)               8.95       8.77      10.29      10.40      11.60               10.01
                                                =====      =====      =====      =====      =====               =====
Total return(3) (%)                              7.27(4)    1.77      22.70      12.77      29.93               (9.05)(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)      21,434     25,803     19,548     21,263     26,648              18,931
Ratio of operating expenses to average
  net assets (%)*                                1.00(5)    1.00       1.00       1.00       1.03                1.00(5)
Ratio of net investment income to average
  net assets (%)*                                3.03(5)    3.37       2.59       2.26       2.21                2.51(5)
Portfolio turnover rate (%)                    105.17      89.58     109.20     108.41     133.30               68.51
*Reflects voluntary reduction of expenses
 per share of these amounts ($)                  0.02       0.03       0.02       0.01       0.00                --
-----------------------------------------------------------------------------------------------------------------------
  (1)  Per-share figures have been calculated using the average shares method.
  (2)  June 1, 1993 (commencement of share class designations) to March 31, 1994.
  (3)  Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
  (4)  Not annualized.
  (5)  Annualized.

STATE STREET RESEARCH MANAGED ASSETS

------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH INCOME TRUST
------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
MANAGED ASSETS                             Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company
One Financial Center                       BARTLETT R. GEER                       STEVE A. GARBAN
Boston, MA 02111                           Vice President                         Former Senior Vice President
                                                                                  for Finance and Operations
DISTRIBUTOR                                JOHN H. KALLIS                         and Treasurer, The
State Street Research                      Vice President                         Pennsylvania State University
Investment Services, Inc.
One Financial Center                       THOMAS A. SHIVELY
Boston, MA 02111                           Vice President                         MALCOLM T. HOPKINS
                                                                                  Former Vice Chairman of the
SHAREHOLDER SERVICES                       JAMES M. WEISS                         Board and Chief Financial
State Street Research                      Vice President                         Officer, St. Regis Corp.
Service Center
P.O. Box 8408                              GERARD P. MAUS
Boston, MA 02266-8408                      Treasurer                              EDWARD M. LAMONT
1-800-562-0032                                                                    Formerly in banking (with an
                                           JOSEPH W. CANAVAN                      affiliate
CUSTODIAN                                  Assistant Treasurer                    of J.P. Morgan & Co. in New York);
State Street Bank and                                                             presently engaged in private invest-
Trust Company                              DOUGLAS A. ROMICH                      ments and civic affairs
225 Franklin Street                        Assistant Treasurer
Boston, MA 02110
                                           FRANCIS J. MCNAMARA, III               ROBERT A. LAWRENCE
LEGAL COUNSEL                              Secretary and General Counsel          Former Partner, Saltonstall & Co.
Goodwin, Procter & Hoar LLP
Exchange Place                             DARMAN A. WING
Boston, MA 02109                           Assistant Secretary and                DEAN O. MORTON
                                           Assistant General Counsel              Former Executive Vice President,
                                                                                  Chief Operating Officer
                                           AMY L. SIMMONS                         and Director,
                                           Assistant Secretary                    Hewlett-Packard Company

                                                                                  TOBY ROSENBLATT
                                                                                  President,
                                                                                  The Glen Ellen Company
                                                                                  Vice President,
                                                                                  Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH MANAGED ASSETS
One Financial Center
Boston, MA 02111

                                                          -------------------
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                                                          -------------------

QUESTIONS? COMMENTS?

CALL us at 1-800-562-0032
     [hearing-impaired 1-800-676-7876]

WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

E-MAIL us at:
     info@ssrfunds.com

INTERNET site:
     WWW.SSRFUNDS.COM

[LOGO] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Managed Assets prospectus. When used after December 31, 1998, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: (exp 1199) SSR-LD

                                                                    MA-273D-1098